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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06463

AIM International Mutual Funds

(Invesco International Mutual Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza,

Suite 1000 Houston,

Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor

11 Greenway Plaza,

Suite 1000 Houston,

Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 4/30/13

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	April 30, 2013

Invesco Asia Pacific Growth Fund

Nasdaq:

A: ASIAX ¡ B: ASIBX ¡ C: ASICX ¡ Y: ASIYX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

14	Financial Highlights

15	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |   MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	12.36%
Class B Shares	11.96
Class C Shares	11.95
Class Y Shares	12.53
MSCI EAFE Index ND‚ (Broad Market Index)	16.90
MSCI All Country Asia Pacific ex-Japan Index ND▪ (Style-Specific Index)	10.30
Lipper Pacific Region ex-Japan Funds Index▪ (Peer Group Index)	9.33

Source(s): ‚Invesco, MSCI via FactSet Research Systems Inc.; ▪Lipper Inc.

The MSCI EAFE® Index ND is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return which withholds applicable taxes for non-resident investors.

    The MSCI All Country Asia Pacific ex-Japan Index ND is an unmanaged index considered representative of Pacific region stock markets, excluding Japan. The index is computed using the net return which withholds applicable taxes for non-resident investors.

    The Lipper Pacific Region ex-Japan Funds Index is an unmanaged index considered representative of Pacific region ex-Japan funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/13, including maximum applicable sales charges
Class A Shares
Inception (11/3/97)	10.15%
10 Years	18.01
5 Years	8.08
1 Year	10.13

Class B Shares
Inception (11/3/97)	10.17%
10 Years	18.00
5 Years	8.19
1 Year	10.66

Class C Shares
Inception (11/3/97)	9.74%
10 Years	17.81
5 Years	8.48
1 Year	14.68

Class Y Shares
10 Years	18.81%
5 Years	9.55
1 Year	16.82

Average Annual Total Returns
As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (11/3/97)	10.09%
10 Years	18.20
5 Years	8.11
1 Year	11.25

Class B Shares
Inception (11/3/97)	10.10%
10 Years	18.20
5 Years	8.25
1 Year	11.85

Class C Shares
Inception (11/3/97)	9.68%
10 Years	18.01
5 Years	8.53
1 Year	15.88

Class Y Shares
10 Years	19.01%
5 Years	9.59
1 Year	18.00

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.55%, 2.30%, 2.30% and 1.30%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

2                             Invesco Asia Pacific Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

    Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

    You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

    Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■  Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■

Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

    If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                             Invesco Asia Pacific Growth Fund

Schedule of Investments

April 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–89.91%
Australia–9.67%
BHP Billiton Ltd.	257,618	$8,684,419
Brambles Ltd.	2,099,833	18,982,541
Coca-Cola Amatil Ltd.	553,544	8,688,226
Computershare Ltd.	1,344,713	13,843,055
CSL Ltd.	232,590	15,181,296
WorleyParsons Ltd.	475,379	11,221,635
		76,601,172

China–22.52%
Baidu, Inc.–ADR(a)	160,393	13,769,739
Belle International Holdings Ltd.	5,384,000	8,783,578
China Mobile Ltd.	1,255,500	13,743,988
CNOOC Ltd.–ADR	87,897	16,466,624
Franshion Properties China Ltd.	25,236,000	8,617,853
Golden Eagle Retail Group Ltd.	4,026,000	7,125,516
Industrial & Commercial Bank of China Ltd.–Class H	40,586,000	28,603,223
Lee & Man Paper Manufacturing Ltd.	23,658,000	17,623,733
Minth Group Ltd.	10,562,000	18,891,581
NetEase, Inc.–ADR	227,658	12,837,635
Stella International Holdings Ltd.	7,140,000	21,096,155
Vinda International Holdings Ltd.	2,613,000	3,419,822
Want Want China Holdings Ltd.	4,678,000	7,414,776
		178,394,223

Hong Kong–7.08%
Cheung Kong (Holdings) Ltd.	1,076,000	16,195,255
First Pacific Co. Ltd.	4,760,000	6,627,255
Galaxy Entertainment Group Ltd.(a)	1,583,000	7,100,235
Hongkong Land Holdings Ltd.	856,000	6,221,769
Hutchison Whampoa Ltd.	1,833,000	19,912,359
		56,056,873

Indonesia–12.62%
PT Bank Central Asia Tbk	10,073,500	11,124,936
PT Bank Mandiri Persero Tbk	12,249,500	13,228,225
PT Indocement Tunggal Prakarsa Tbk	2,266,500	6,147,072
PT Perusahaan Gas Negara Persero Tbk	38,182,000	24,515,872
PT Summarecon Agung Tbk	71,202,000	19,018,410
PT Telekomunikasi Indonesia Persero Tbk	21,598,000	25,960,201
		99,994,716

Malaysia–5.72%
Kossan Rubber Industries Berhad(b)	16,371,500	21,202,284
Parkson Holdings Berhad	3,720,277	5,160,428
Public Bank Berhad	3,503,400	18,908,664
		45,271,376

	Shares	Value
Philippines–10.83%
Ayala Corp.	585,780	$9,134,477
Energy Development Corp.(c)	2,918,750	461,303
Energy Development Corp.	58,032,300	9,171,893
First Gen Corp.(a)	31,919,789	17,474,903
GMA Holdings, Inc.–PDR(a)(c)	1,468,000	355,684
GMA Holdings, Inc.–PDR(a)	46,635,500	11,299,400
Manila Water Co.	6,073,800	5,890,952
Philippine Long Distance Telephone Co.	282,965	20,925,258
SM Investments Corp.	397,745	11,056,519
		85,770,389

Singapore–3.52%
Keppel Corp. Ltd.	1,884,200	16,418,973
Keppel REIT	376,840	461,986
United Overseas Bank Ltd.	634,000	11,001,125
		27,882,084

South Korea–6.30%
Hyundai Department Store Co., Ltd.	98,091	14,251,199
Hyundai Mobis	54,467	12,364,476
NHN Corp.	64,535	17,345,598
Samsung Electronics Co., Ltd.	4,322	5,965,277
		49,926,550

Taiwan–2.41%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,139,464	19,051,161

Thailand–8.01%
Kasikornbank PCL	3,722,100	27,467,496
Major Cineplex Group PCL	11,608,600	8,818,274
Siam Commercial Bank PCL	2,975,600	18,908,835
Thai Stanley Electric PCL	960,700	8,238,323
		63,432,928

United States–1.23%
Avago Technologies Ltd.	304,282	9,724,853
Total Common Stocks & Other Equity Interests (Cost $463,582,747)		712,106,325

Money Market Funds–9.29%
Liquid Assets Portfolio–Institutional Class(d)	36,784,783	36,784,783
Premier Portfolio–Institutional Class(d)	36,784,782	36,784,782
Total Money Market Funds (Cost $73,569,565)		73,569,565
TOTAL INVESTMENTS–99.20% (Cost $537,152,312)		785,675,890
OTHER ASSETS LESS LIABILITIES–0.80%		6,305,704
NET ASSETS–100.00%		$791,981,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Asia Pacific Growth Fund

Investment Abbreviations:

ADR	– American Depositary Receipts
PDR	– Phillipine Deposit Receipts
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of April 30, 2013 represented 2.68% of the Fund’s Net Assets. See Note 4.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2013 was $816,987, which represented 0.10% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2013

Financials	23.8%
Consumer Discretionary	15.6
Information Technology	11.7
Industrials	8.4
Telecommunication Services	7.6
Utilities	7.3
Health Care	4.6
Materials	4.1
Energy	3.5
Consumer Staples	3.3
Money Market Funds Plus Other Assets Less Liabilities	10.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Asia Pacific Growth Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $450,874,008)	$690,904,041
Investments in affiliates, at value (Cost $86,278,304)	94,771,849
Total investments, at value (Cost $537,152,312)	785,675,890
Foreign currencies, at value (Cost $9,319,587)	9,431,456
Receivable for:
Fund shares sold	2,495,627
Dividends	1,243,583
Investment for trustee deferred compensation and retirement plans	51,115
Other assets	52,388
Total assets	798,950,059

Liabilities:
Payable for:
Fund shares reacquired	473,615
Accrued foreign taxes	5,760,667
Accrued fees to affiliates	468,884
Accrued trustees’ and officers’ fees and benefits	1,813
Accrued other operating expenses	148,794
Trustee deferred compensation and retirement plans	114,692
Total liabilities	6,968,465
Net assets applicable to shares outstanding	$791,981,594

Net assets consist of:
Shares of beneficial interest	$534,139,947
Undistributed net investment income (loss)	(826,303)
Undistributed net realized gain	10,029,535
Unrealized appreciation	248,638,415
$791,981,594

Net Assets:
Class A	$561,455,950
Class B	$26,842,624
Class C	$98,421,061
Class Y	$105,261,959

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	16,750,007
Class B	852,952
Class C	3,145,003
Class Y	3,133,491
Class A:
Net asset value per share	$33.52
Maximum offering price per share
(Net asset value of $33.52 ÷ 94.50%)	$35.47
Class B:
Net asset value and offering price per share	$31.47
Class C:
Net asset value and offering price per share	$31.29
Class Y:
Net asset value and offering price per share	$33.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Asia Pacific Growth Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $476,312)	$4,881,054
Dividends from affiliates	305,090
Total investment income	5,186,144

Expenses:
Advisory fees	3,211,983
Administrative services fees	88,497
Custodian fees	244,957
Distribution fees:
Class A	633,393
Class B	137,313
Class C	445,975
Transfer agent fees	635,534
Trustees’ and officers’ fees and benefits	18,361
Other	145,109
Total expenses	5,561,122
Less: Fees waived and expense offset arrangement(s)	(57,985)
Net expenses	5,503,137
Net investment income (loss)	(316,993)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	10,653,937
Foreign currencies	(32,294)
10,621,643
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $(1,600,525))	70,426,337
Foreign currencies	(95,869)
70,330,468
Net realized and unrealized gain	80,952,111
Net increase in net assets resulting from operations	$80,635,118

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Asia Pacific Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income (loss)	$(316,993)	$4,263,033
Net realized gain	10,621,643	12,622,481
Change in net unrealized appreciation	70,330,468	71,934,724
Net increase in net assets resulting from operations	80,635,118	88,820,238

Distributions to shareholders from net investment income:
Class A	(3,012,794)	(3,532,360)
Class B	—	(26,763)
Class C	—	(67,611)
Class Y	(540,337)	(406,659)
Total distributions from net investment income	(3,553,131)	(4,033,393)

Distributions to shareholders from net realized gains:
Class A	(9,721,485)	(27,939,694)
Class B	(603,903)	(2,323,311)
Class C	(1,852,367)	(5,869,287)
Class Y	(1,304,896)	(2,471,959)
Total distributions from net realized gains	(13,482,651)	(38,604,251)

Share transactions–net:
Class A	57,574,427	37,767,909
Class B	(2,780,357)	(5,357,121)
Class C	10,256,829	(2,874,407)
Class Y	39,454,281	19,111,110
Net increase in net assets resulting from share transactions	104,505,180	48,647,491
Net increase in net assets	168,104,516	94,830,085

Net assets:
Beginning of period	623,877,078	529,046,993
End of period (includes undistributed net investment income (loss) of $(826,303) and $3,043,821, respectively)	$791,981,594	$623,877,078

Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Asia Pacific Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

8                         Invesco Asia Pacific Growth Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

9                         Invesco Asia Pacific Growth Fund

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fee — The Fund had a 2% redemption fee that was retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, was imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee was recorded as an increase in shareholder capital and was allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%

10                         Invesco Asia Pacific Growth Fund

Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.25%, 3.00%, 3.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees of $56,428.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $122,094 in front-end sales commissions from the sale of Class A shares and $83, $9,924 and $2,765 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

11                         Invesco Asia Pacific Growth Fund

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2013, there were transfers from Level 1 to Level 2 of $102,191,577 and from Level 2 to Level 1 of $157,727,442, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$67,916,753	$8,684,419	$—	$76,601,172
China	100,525,774	77,868,449	—	178,394,223
Hong Kong	36,107,614	19,949,259	—	56,056,873
Indonesia	86,766,491	13,228,225	—	99,994,716
Malaysia	45,271,376	—	—	45,271,376
Philippines	76,635,912	9,134,477	—	85,770,389
Singapore	461,986	27,420,098	—	27,882,084
South Korea	49,926,550	—	—	49,926,550
Taiwan	19,051,161	—	—	19,051,161
Thailand	27,467,496	35,965,432	—	63,432,928
United States	83,294,418	—	—	83,294,418
Total Investments	$593,425,531	$192,250,359	$—	$785,675,890

NOTE 4—Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended April 30, 2013.

	Value 10/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 04/30/13	Dividend Income
Kossan Rubber Industries Berhad	$15,647,413	$782,311	$—	$4,772,560	$—	$21,202,284	$263,623

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,557.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of

12                         Invesco Asia Pacific Growth Fund

December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2012.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $119,566,579 and $35,663,256, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$252,669,282
Aggregate unrealized (depreciation) of investment securities	(5,093,907)
Net unrealized appreciation of investment securities	$247,575,375

Cost of investments for tax purposes is $538,100,515.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	3,653,559	$117,198,159	3,650,438	$104,623,607
Class B	47,603	1,418,161	57,168	1,528,521
Class C	604,820	18,031,758	410,766	10,941,363
Class Y	2,203,130	71,231,903	1,522,078	43,739,490

Issued as reinvestment of dividends:
Class A	371,808	11,455,420	1,123,514	28,885,539
Class B	19,368	562,054	90,171	2,185,470
Class C	59,702	1,722,404	228,199	5,506,442
Class Y	47,330	1,460,123	100,103	2,575,648

Automatic conversion of Class B shares to Class A shares:
Class A	49,327	1,611,429	141,257	3,996,044
Class B	(52,510)	(1,611,429)	(150,093)	(3,996,044)

Reacquired:(b)
Class A	(2,264,972)	(72,690,581)	(3,551,899)	(99,737,281)
Class B	(104,918)	(3,149,143)	(190,731)	(5,075,068)
Class C	(317,109)	(9,497,333)	(734,750)	(19,322,212)
Class Y	(1,030,752)	(33,237,745)	(966,018)	(27,204,028)
Net increase in share activity	3,286,386	$104,505,180	1,730,203	$48,647,491

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $10,831 allocated among the classes based on relative net assets of each class for the year ended October 31, 2012.

13                         Invesco Asia Pacific Growth Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/13	$30.65	$0.00	$3.72	$3.72	$(0.20)	$(0.65)	$(0.85)	$33.52	12.39%	$561,456	1.46	%(e)	1.48	%(e)	0.01	%(e)	6%
Year ended 10/31/12	28.42	0.26	4.34	4.60	(0.27)	(2.10)	(2.37)	30.65	17.77	457,964	1.54		1.55		0.89		16
Year ended 10/31/11	30.30	0.28	(1.68)	(1.40)	(0.23)	(0.25)	(0.48)	28.42	(4.67)	385,828	1.53		1.55		0.93		27
Year ended 10/31/10	22.23	0.23	8.12	8.35	(0.28)	—	(0.28)	30.30	37.97	429,596	1.60		1.61		0.91		25
Year ended 10/31/09	13.52	0.24	8.82	9.06	(0.35)	—	(0.35)	22.23	68.89	298,982	1.78		1.79		1.43		28
Year ended 10/31/08	35.16	0.34	(18.36)	(18.02)	(0.21)	(3.41)	(3.62)	13.52	(56.58)	189,403	1.67		1.68		1.34		25
Class B
Six months ended 04/30/13	28.74	(0.11)	3.49	3.38	—	(0.65)	(0.65)	31.47	11.96	26,843	2.21	(e)	2.23	(e)	(0.74	)(e)	6
Year ended 10/31/12	26.73	0.04	4.10	4.14	(0.03)	(2.10)	(2.13)	28.74	16.94	27,112	2.29		2.30		0.14		16
Year ended 10/31/11	28.58	0.05	(1.59)	(1.54)	(0.06)	(0.25)	(0.31)	26.73	(5.41)	30,394	2.28		2.30		0.18		27
Year ended 10/31/10	21.02	0.04	7.69	7.73	(0.17)	—	(0.17)	28.58	36.98	40,299	2.35		2.36		0.16		25
Year ended 10/31/09	12.65	0.11	8.37	8.48	(0.11)	—	(0.11)	21.02	67.63	35,178	2.53		2.54		0.68		28
Year ended 10/31/08	33.19	0.14	(17.23)	(17.09)	(0.04)	(3.41)	(3.45)	12.65	(56.91)	26,678	2.42		2.43		0.59		25
Class C
Six months ended 04/30/13	28.58	(0.11)	3.47	3.36	—	(0.65)	(0.65)	31.29	11.96	98,421	2.21	(e)	2.23	(e)	(0.74	)(e)	6
Year ended 10/31/12	26.60	0.04	4.07	4.11	(0.03)	(2.10)	(2.13)	28.58	16.91	79,959	2.29		2.30		0.14		16
Year ended 10/31/11	28.44	0.05	(1.58)	(1.53)	(0.06)	(0.25)	(0.31)	26.60	(5.41)	76,962	2.28		2.30		0.18		27
Year ended 10/31/10	20.92	0.04	7.65	7.69	(0.17)	—	(0.17)	28.44	36.97	85,918	2.35		2.36		0.16		25
Year ended 10/31/09	12.59	0.11	8.33	8.44	(0.11)	—	(0.11)	20.92	67.64	55,810	2.53		2.54		0.68		28
Year ended 10/31/08	33.06	0.14	(17.16)	(17.02)	(0.04)	(3.41)	(3.45)	12.59	(56.92)	37,630	2.42		2.43		0.59		25
Class Y
Six months ended 04/30/13	30.75	0.04	3.72	3.76	(0.27)	(0.65)	(0.92)	33.59	12.50	105,262	1.21	(e)	1.23	(e)	0.26	(e)	6
Year ended 10/31/12	28.52	0.33	4.35	4.68	(0.35)	(2.10)	(2.45)	30.75	18.07	58,843	1.29		1.30		1.14		16
Year ended 10/31/11	30.39	0.35	(1.68)	(1.33)	(0.29)	(0.25)	(0.54)	28.52	(4.43)	35,862	1.28		1.30		1.18		27
Year ended 10/31/10	22.28	0.30	8.14	8.44	(0.33)	—	(0.33)	30.39	38.31	32,436	1.35		1.36		1.16		25
Year ended 10/31/09	13.52	0.29	8.82	9.11	(0.35)	—	(0.35)	22.28	69.31	11,785	1.53		1.54		1.68		28
Year ended 10/31/08(f)	17.47	0.02	(3.97)	(3.95)	—	—	—	13.52	(22.61)	4,351	1.52	(g)	1.52	(g)	1.49	(g)	25

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for fiscal years prior to October 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s) of $510,914, $27,690, $89,934 and $82,163 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

14                         Invesco Asia Pacific Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,123.60	$7.69	$1,017.55	$7.30	1.46%
B	1,000.00	1,119.60	11.61	1,013.84	11.04	2.21
C	1,000.00	1,119.50	11.61	1,013.84	11.04	2.21
Y	1,000.00	1,125.30	6.38	1,018.79	6.06	1.21

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

15                         Invesco Asia Pacific Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

    Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

    Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s

Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611 APG-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013

Invesco European Growth Fund
Nasdaq:
A: AEDAX ■ B: AEDBX ■ C: AEDCX ■ R: AEDRX ■ Y: AEDYX ■ Investor: EGINX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

7	Financial Statements

9	Notes to Financial Statements

16	Financial Highlights

17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	12.00%
Class B Shares	11.54
Class C Shares	11.60
Class R Shares	11.84
Class Y Shares	12.11
Investor Class Shares	11.99
MSCI EAFE Index ND▼ (Broad Market Index)	16.90
MSCI Europe Growth Index ND¡ (Style-Specific Index)	14.57
Lipper European Funds Index¡ (Peer Group Index)	13.75

Source: ▼Invesco, MSCI via FactSet Research Systems Inc.; ¡Lipper Inc.

The MSCI EAFE® Index ND is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return which withholds applicable taxes for non-resident investors.

The MSCI Europe Growth Index ND is an unmanaged index considered representative of European growth stocks. The index is computed using the net return which withholds applicable taxes for non-resident investors.

The Lipper European Funds Index is an unmanaged index considered representative of European funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco European Growth Fund

Average Annual Total Returns As of 4/30/13, including maximum applicable sales charges

Class A Shares
Inception (11/3/97)	11.15%
10 Years	12.14
5 Years	0.51
1 Year	10.19

Class B Shares
Inception(11/3/97)	11.16%
10 Years	12.12
5 Years	0.54
1 Year	10.74

Class C Shares
Inception (11/3/97)	10.77%
10 Years	11.97
5 Years	0.90
1 Year	14.76

Class R Shares
Inception (6/3/02)	10.22%
10 Years	12.52
5 Years	1.40
1 Year	16.32

Class Y Shares
10 Years	12.90%
5 Years	1.89
1 Year	16.90

Investor Class Shares
10 Years	12.81%
5 Years	1.69
1 Year	16.69

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Investor Class shares incepted on September 30, 2003. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Average Annual Total Returns
As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/3/97)	11.04%
10 Years	12.75
5 Years	0.50
1 Year	6.72

Class B Shares
Inception (11/3/97)	11.05%
10 Years	12.73
5 Years	0.55
1 Year	7.09

Class C Shares
Inception (11/3/97)	10.66%
10 Years	12.57
5 Years	0.90
1 Year	11.08

Class R Shares
Inception (6/3/02)	10.06%
10 Years	13.13
5 Years	1.40
1 Year	12.66

Class Y Shares
10 Years	13.52%
5 Years	1.88
1 Year	13.17

Investor Class Shares
10 Years	13.43%
5 Years	1.69
1 Year	12.98

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Investor Class shares was 1.48%, 2.23%, 2.23%, 1.73%, 1.23% and 1.42%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares, Class Y shares and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco European Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■     Manage investments - Our dedicated investment professionals search the world for  the best opportunities, and each investment team follows a clear, disciplined  process to build portfolios and mitigate risk.

■     Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your  financial adviser can build an investment portfolio designed for your individual needs and goals.

■     Connect with you - We’re committed to giving you the expert insights you need to make informed investing  decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco European Growth Fund

Schedule of Investments

April 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–84.19%
Austria–0.56%
Andritz AG	88,038	$5,746,752

Belgium–2.66%
Anheuser–Busch InBev N.V.	192,652	18,410,033
S.A. D’Ieteren N.V.	193,095	8,900,714
		27,310,747

Denmark–0.87%
Novo Nordisk AS–Class B	50,768	8,905,408

France–4.05%
Metropole Television S.A.	51,024	855,501
Publicis Groupe S.A.	216,492	15,060,037
Sa des Ciments Vicat (Vicat)	175,394	10,394,725
Schneider Electric S.A.	142,965	10,930,585
Sodexo	52,636	4,395,684
		41,636,532

Germany–9.65%
Allianz S.E.	51,919	7,661,679
Brenntag AG	40,878	6,969,112
Deutsche Boerse AG	207,615	12,960,532
Deutsche Post AG	306,673	7,285,099
Fresenius Medical Care AG & Co. KGaA	141,770	9,783,661
GEA Group AG	325,837	11,022,135
MorphoSys AG(a)	274,912	12,485,608
SAP AG	262,859	20,878,436
Volkswagen AG–Preference Shares	49,867	10,107,359
		99,153,621

Greece–0.12%
Jumbo S.A.	136,586	1,290,412

Ireland–2.15%
DCC PLC	494,412	18,095,197
Shire PLC	129,071	4,020,884
		22,116,081

Israel–0.73%
Israel Chemicals Ltd.	630,319	7,517,933

Italy–0.82%
Ansaldo STS S.p.A.	364,856	3,764,838
Danieli & C. Officine Meccaniche S.p.A.–Savings Shares	279,340	4,691,925
		8,456,763

Netherlands–1.65%
Aalberts Industries N.V.	208,593	4,681,513
Unilever N.V.	289,429	12,342,747
		17,024,260

	Shares	Value
Norway–3.75%
Prosafe S.E.	2,304,988	$22,214,941
TGS Nopec Geophysical Co. ASA	454,854	16,319,197
		38,534,138

Russia–0.46%
Gazprom OAO–ADR	595,285	4,723,586

Spain–0.66%
Construcciones y Auxiliar de Ferrocarriles S.A.	17,177	6,801,109

Sweden–6.31%
Intrum Justitia AB	810,101	16,689,323
Investment AB Kinnevik–Class B	447,986	11,704,145
Investor AB–Class B	385,306	11,376,497
Swedbank AB–Class A	386,207	9,525,706
Telefonaktiebolaget LM Ericsson–Class B	651,005	8,127,391
Volvo AB–Class B	538,379	7,468,662
		64,891,724

Switzerland–14.80%
ABB Ltd.	521,297	11,829,923
Aryzta AG	492,580	30,600,580
Dufry AG(a)	132,312	17,663,906
Julius Baer Group Ltd.	275,637	10,999,032
Kuoni Reisen Holding AG	29,723	9,062,670
Nestle S.A.	204,581	14,609,785
Novartis AG	148,122	11,013,501
Roche Holding AG	72,024	18,031,866
Syngenta AG	33,130	14,186,634
Tecan Group AG	80,618	7,499,954
UBS AG(a)	369,171	6,612,546
		152,110,397

Turkey–3.48%
Haci Omer Sabanci Holding A.S.	3,826,299	23,847,477
Tupras-Turkiye Petrol Rafinerileri A.S.	427,216	11,940,658
		35,788,135

United Arab Emirates–1.55%
Dragon Oil PLC	1,615,841	15,888,600

United Kingdom–29.92%
Amlin PLC	2,260,983	14,924,292
Balfour Beatty PLC	2,383,493	7,993,736
BG Group PLC	710,158	11,987,476
British American Tobacco PLC	367,188	20,340,102
British Sky Broadcasting Group PLC	531,643	6,975,779
Bunzl PLC	614,939	12,217,599
Catlin Group Ltd.	1,107,202	9,049,355
Centrica PLC	1,627,987	9,395,673
Chemring Group PLC	1,447,825	6,112,909

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco European Growth Fund

	Shares	Value
United Kingdom–(continued)
Compass Group PLC	1,911,736	$25,153,280
Homeserve PLC	2,134,883	6,944,389
IG Group Holdings PLC	2,126,224	17,785,989
Imperial Tobacco Group PLC	435,860	15,585,948
Informa PLC	2,591,598	19,243,268
Kingfisher PLC	1,736,011	8,443,429
Lancashire Holdings Ltd.	697,863	9,176,571
Micro Focus International PLC	1,169,441	12,162,202
Next PLC	125,413	8,501,149
Reed Elsevier PLC	1,741,689	20,345,658
Royal Dutch Shell PLC–Class B	360,177	12,582,544
Smiths Group PLC	491,182	9,537,526
UBM PLC	603,966	6,880,967
Ultra Electronics Holdings PLC	504,333	12,926,610
William Hill PLC	1,316,338	8,710,846
WPP PLC	880,594	14,554,612
		307,531,909
Total Common Stocks & Other Equity Interests (Cost $606,335,445)		865,428,107

	Shares	Value
Money Market Funds–14.71%
Liquid Assets Portfolio– Institutional Class(b)	75,634,327	$75,634,327
Premier Portfolio–Institutional Class(b)	75,634,328	75,634,328
Total Money Market Funds (Cost $151,268,655)		151,268,655
TOTAL INVESTMENTS–98.90% (Cost $757,604,100)		1,016,696,762
OTHER ASSETS LESS LIABILITIES–1.10%		11,284,715
NET ASSETS–100.00%		$1,027,981,477

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2013

Consumer Discretionary	18.1%
Industrials	16.7
Financials	14.2
Consumer Staples	10.9
Energy	9.3
Health Care	7.0
Information Technology	4.0
Materials	3.1
Utilities	0.9
Money Market Funds Plus Other Assets Less Liabilities	15.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco European Growth Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $606,335,445)	$865,428,107
Investments in affiliated money market funds, at value and cost	151,268,655
Total investments, at value (Cost $757,604,100)	1,016,696,762
Foreign currencies, at value (Cost $648,424)	642,723
Receivable for:
Investments sold	2,303,615
Fund shares sold	5,411,640
Dividends	6,225,934
Investment for trustee deferred compensation and retirement plans	69,612
Other assets	57,190
Total assets	1,031,407,476

Liabilities:
Payable for:
Investments purchased	1,535,709
Fund shares reacquired	1,001,836
Accrued fees to affiliates	539,894
Accrued trustees’ and officers’ fees and benefits	3,038
Accrued other operating expenses	143,172
Trustee deferred compensation and retirement plans	202,350
Total liabilities	3,425,999
Net assets applicable to shares outstanding	$1,027,981,477

Net assets consist of:
Shares of beneficial interest	$742,122,441
Undistributed net investment income	7,791,151
Undistributed net realized gain	18,881,704
Unrealized appreciation	259,186,181
$1,027,981,477

Net Assets:
Class A	$411,104,289
Class B	$13,335,442
Class C	$42,271,948
Class R	$14,903,653
Class Y	$375,051,273
Investor Class	$171,314,872

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	11,594,019
Class B	399,817
Class C	1,266,130
Class R	421,430
Class Y	10,561,167
Investor Class	4,843,297
Class A:
Net asset value per share	$35.46
Maximum offering price per share
(Net asset value of $35.46 ÷ 94.50%)	$37.52
Class B:
Net asset value and offering price per share	$33.35
Class C:
Net asset value and offering price per share	$33.39
Class R:
Net asset value and offering price per share	$35.36
Class Y:
Net asset value and offering price per share	$35.51
Investor Class:
Net asset value and offering price per share	$35.37

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco European Growth Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $971,616)	$15,168,514
Dividends from affiliated money market funds	60,613
Total investment income	15,229,127

Expenses:
Advisory fees	4,157,663
Administrative services fees	118,033
Custodian fees	142,837
Distribution fees:
Class A	484,542
Class B	71,063
Class C	199,057
Class R	34,871
Investor Class	188,578
Transfer agent fees	832,317
Trustees’ and officers’ fees and benefits	19,862
Other	133,841
Total expenses	6,382,664
Less: Fees waived and expense offset arrangement(s)	(81,943)
Net expenses	6,300,721
Net investment income	8,928,406

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	19,204,253
Foreign currencies	(119,683)
19,084,570
Change in net unrealized appreciation of:
Investment securities	76,557,885
Foreign currencies	102,279
76,660,164
Net realized and unrealized gain	95,744,734
Net increase in net assets resulting from operations	$104,673,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco European Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income	$8,928,406	$15,670,517
Net realized gain	19,084,570	43,057,529
Change in net unrealized appreciation	76,660,164	34,601,330
Net increase in net assets resulting from operations	104,673,140	93,329,376

Distributions to shareholders from net investment income:
Class A	(6,852,015)	(11,239,209)
Class B	(183,960)	(459,400)
Class C	(487,737)	(883,408)
Class R	(209,318)	(411,620)
Class Y	(5,374,817)	(7,626,755)
Investor Class	(2,895,808)	(4,892,756)
Total distributions from net investment income	(16,003,655)	(25,513,148)

Distributions to shareholders from net realized gains:
Class A	(6,911,368)	—
Class B	(281,354)	—
Class C	(745,958)	—
Class R	(238,372)	—
Class Y	(4,888,767)	—
Investor Class	(2,846,909)	—
Total distributions from net realized gains	(15,912,728)	—

Share transactions–net:
Class A	3,249,954	(15,931,363)
Class B	(2,847,990)	(7,474,488)
Class C	841,093	(6,007,219)
Class R	600,558	(2,777,150)
Class Y	89,865,172	26,320,670
Investor Class	3,175,228	(11,292,427)
Net increase (decrease) in net assets resulting from share transactions	94,884,015	(17,161,977)
Net increase in net assets	167,640,772	50,654,251

Net assets:
Beginning of period	860,340,705	809,686,454
End of period (includes undistributed net investment income of $7,791,151 and $14,866,400, respectively)	$1,027,981,477	$860,340,705

Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco European Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a

9                         Invesco European Growth Fund

CDSC. Class R, Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

10                         Invesco European Growth Fund

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund had a 2% redemption fee that was retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, was imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee was recorded as an increase in shareholder capital and was allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11                         Invesco European Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Investor Class shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees of $79,925.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $39,005 in front-end sales commissions from the sale of Class A shares and $3, $7,013 and $428 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco European Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2013, there were transfers from Level 1 to Level 2 of $228,167,748 and from Level 2 to Level 1 of $104,343,726, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Austria	$—	$5,746,752	$—	$5,746,752
Belgium	8,900,714	18,410,033	—	27,310,747
Denmark	8,905,408	—	—	8,905,408
France	29,850,446	11,786,086	—	41,636,532
Germany	91,868,522	7,285,099	—	99,153,621
Greece	—	1,290,412	—	1,290,412
Ireland	18,095,197	4,020,884	—	22,116,081
Israel	—	7,517,933	—	7,517,933
Italy	3,764,838	4,691,925	—	8,456,763
Netherlands	—	17,024,260	—	17,024,260
Norway	—	38,534,138	—	38,534,138
Russia	4,723,586	—	—	4,723,586
Spain	—	6,801,109	—	6,801,109
Sweden	36,520,859	28,370,865	—	64,891,724
Switzerland	31,172,409	120,937,988	—	152,110,397
Turkey	—	35,788,135	—	35,788,135
United Arab Emirates	15,888,600	—	—	15,888,600
United Kingdom	205,535,817	101,996,092	—	307,531,909
United States	151,268,655	—	—	151,268,655
	$606,495,051	$410,201,711	$—	$1,016,696,762

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,018.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13                         Invesco European Growth Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2012.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $83,005,570 and $70,878,356, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$281,142,751
Aggregate unrealized (depreciation) of investment securities	(22,894,754)
Net unrealized appreciation of investment securities	$258,247,997

Cost of investments for tax purposes is $758,448,765.

14                         Invesco European Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	986,777	$33,623,139	1,667,254	$52,045,582
Class B	4,435	142,348	8,002	226,660
Class C	108,723	3,484,722	131,641	3,886,628
Class R	87,925	2,982,977	121,098	3,709,154
Class Y	2,877,008	98,209,341	2,643,233	80,565,699
Investor Class	241,908	8,296,746	288,800	8,904,572

Issued as reinvestment of dividends:
Class A	413,345	13,363,445	357,870	10,163,502
Class B	15,041	458,756	16,360	439,761
Class C	38,712	1,181,877	28,397	764,153
Class R	13,826	446,318	14,430	409,395
Class Y	311,924	10,090,743	260,086	7,386,427
Investor Class	172,999	5,579,228	165,958	4,701,609

Automatic conversion of Class B shares to Class A shares:
Class A	38,571	1,321,717	112,206	3,417,979
Class B	(40,974)	(1,321,717)	(118,999)	(3,417,979)

Reacquired:(b)
Class A	(1,333,842)	(45,058,347)	(2,694,743)	(81,558,426)
Class B	(67,416)	(2,127,377)	(165,750)	(4,722,930)
Class C	(120,055)	(3,825,506)	(373,019)	(10,658,000)
Class R	(83,725)	(2,828,737)	(229,222)	(6,895,699)
Class Y	(553,001)	(18,434,912)	(2,116,547)	(61,631,456)
Investor Class	(317,993)	(10,700,746)	(825,387)	(24,898,608)
Net increase (decrease) in share activity	2,794,188	$94,884,015	(708,332)	$(17,161,977)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $618 allocated among the classes based on relative net assets of each class for the year ended October 31, 2012.

15                         Invesco European Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/13	$32.84	$0.32	$3.51		$3.83	$(0.60)	$(0.61)	$(1.21)	$35.46	12.00%		$411,104	1.41	%(e)	1.43	%(e)	1.91	%(e)	9%
Year ended 10/31/12	30.13	0.59	3.07	(f)	3.66	(0.95)	—	(0.95)	32.84	12.64	(f)	377,331	1.47		1.48		1.94		14
Year ended 10/31/11	30.81	0.58	(0.89	)(f)	(0.31)	(0.37)	—	(0.37)	30.13	(1.02	)(f)	362,913	1.44		1.45		1.84		21
Year ended 10/31/10	26.66	0.29	4.23		4.52	(0.37)	—	(0.37)	30.81	17.12		433,347	1.50		1.51		1.07		25
Year ended 10/31/09	22.86	0.32	5.64		5.96	(0.78)	(1.38)	(2.16)	26.66	29.54		443,525	1.64		1.65		1.48		21
Year ended 10/31/08	49.22	0.63	(23.02)		(22.39)	(0.58)	(3.39)	(3.97)	22.86	(49.17)		426,609	1.49		1.50		1.66		18
Class B
Six months ended 04/30/13	30.87	0.18	3.30		3.48	(0.39)	(0.61)	(1.00)	33.35	11.58		13,335	2.16	(e)	2.18	(e)	1.16	(e)	9
Year ended 10/31/12	28.27	0.34	2.90	(f)	3.24	(0.64)	—	(0.64)	30.87	11.80	(f)	15,089	2.22		2.23		1.19		14
Year ended 10/31/11	28.92	0.32	(0.84	)(f)	(0.52)	(0.13)	—	(0.13)	28.27	(1.78	)(f)	21,177	2.19		2.20		1.09		21
Year ended 10/31/10	25.06	0.08	3.97		4.05	(0.19)	—	(0.19)	28.92	16.24		31,767	2.25		2.26		0.32		25
Year ended 10/31/09	21.37	0.15	5.33		5.48	(0.41)	(1.38)	(1.79)	25.06	28.60		39,459	2.39		2.40		0.73		21
Year ended 10/31/08	46.29	0.33	(21.59)		(21.26)	(0.27)	(3.39)	(3.66)	21.37	(49.56)		48,021	2.24		2.25		0.91		18
Class C
Six months ended 04/30/13	30.90	0.18	3.31		3.49	(0.39)	(0.61)	(1.00)	33.39	11.60		42,272	2.16	(e)	2.18	(e)	1.16	(e)	9
Year ended 10/31/12	28.30	0.34	2.90	(f)	3.24	(0.64)	—	(0.64)	30.90	11.79	(f)	38,282	2.22		2.23		1.19		14
Year ended 10/31/11	28.95	0.32	(0.84	)(f)	(0.52)	(0.13)	—	(0.13)	28.30	(1.78	)(f)	41,078	2.19		2.20		1.09		21
Year ended 10/31/10	25.08	0.08	3.98		4.06	(0.19)	—	(0.19)	28.95	16.27		56,637	2.25		2.26		0.32		25
Year ended 10/31/09	21.39	0.15	5.33		5.48	(0.41)	(1.38)	(1.79)	25.08	28.57		59,971	2.39		2.40		0.73		21
Year ended 10/31/08	46.31	0.33	(21.59)		(21.26)	(0.27)	(3.39)	(3.66)	21.39	(49.53)		65,252	2.24		2.25		0.91		18
Class R
Six months ended 04/30/13	32.73	0.28	3.49		3.77	(0.53)	(0.61)	(1.14)	35.36	11.84		14,904	1.66	(e)	1.68	(e)	1.66	(e)	9
Year ended 10/31/12	30.00	0.51	3.07	(f)	3.58	(0.85)	—	(0.85)	32.73	12.36	(f)	13,204	1.72		1.73		1.69		14
Year ended 10/31/11	30.68	0.50	(0.89	)(f)	(0.39)	(0.29)	—	(0.29)	30.00	(1.28	)(f)	14,911	1.69		1.70		1.59		21
Year ended 10/31/10	26.56	0.22	4.21		4.43	(0.31)	—	(0.31)	30.68	16.82		17,578	1.75		1.76		0.82		25
Year ended 10/31/09	22.70	0.27	5.63		5.90	(0.66)	(1.38)	(2.04)	26.56	29.24		16,933	1.89		1.90		1.23		21
Year ended 10/31/08	48.90	0.53	(22.86)		(22.33)	(0.48)	(3.39)	(3.87)	22.70	(49.28)		14,030	1.74		1.75		1.41		18
Class Y
Six months ended 04/30/13	32.92	0.36	3.51		3.87	(0.67)	(0.61)	(1.28)	35.51	12.11		375,051	1.16	(e)	1.18	(e)	2.16	(e)	9
Year ended 10/31/12	30.22	0.67	3.08	(f)	3.75	(1.05)	—	(1.05)	32.92	12.96	(f)	260,860	1.22		1.23		2.19		14
Year ended 10/31/11	30.91	0.66	(0.91	)(f)	(0.25)	(0.44)	—	(0.44)	30.22	(0.80	)(f)	215,716	1.19		1.20		2.09		21
Year ended 10/31/10	26.73	0.36	4.25		4.61	(0.43)	—	(0.43)	30.91	17.44		190,994	1.25		1.26		1.32		25
Year ended 10/31/09	22.87	0.42	5.61		6.03	(0.79)	(1.38)	(2.17)	26.73	29.84		84,793	1.39		1.40		1.73		21
Year ended 10/31/08(g)	28.09	0.03	(5.25)		(5.22)	—	—	—	22.87	(18.58)		5,177	1.34	(h)	1.35	(h)	1.81	(h)	18
Investor Class
Six months ended 04/30/13	32.78	0.32	3.49		3.81	(0.61)	(0.61)	(1.22)	35.37	11.99	(i)	171,315	1.39	(e)(i)	1.41	(e)(i)	1.93	(e)(i)	9
Year ended 10/31/12	30.07	0.61	3.07	(f)	3.68	(0.97)	—	(0.97)	32.78	12.75	(f)	155,575	1.41		1.42		2.00		14
Year ended 10/31/11	30.76	0.60	(0.92	)(f)	(0.32)	(0.37)	—	(0.37)	30.07	(1.03	)(f)	153,892	1.38		1.39		1.90		21
Year ended 10/31/10	26.61	0.30	4.22		4.52	(0.37)	—	(0.37)	30.76	17.16		175,069	1.47		1.48		1.10		25
Year ended 10/31/09	22.83	0.32	5.64		5.96	(0.80)	(1.38)	(2.18)	26.61	29.58		178,106	1.64		1.65		1.48		21
Year ended 10/31/08	49.14	0.64	(22.98)		(22.34)	(0.58)	(3.39)	(3.97)	22.83	(49.14)		155,205	1.47		1.48		1.69		18

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share, for fiscal years prior to October 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $390,846, $14,330, $40,141, $14,064, $304,927 and $161,876 for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share, for the year ended October 31, 2012, would have been $2.96, $2.79, $2.79, $2.95, $2.97 and $2.96 for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively and total return would have been lower. Net gains (losses) on securities (both realized and unrealized) per share, for the year ended October 31, 2011, would have been $(1.11), $(1.06), $(1.06), $(1.11), $(1.13) and $(1.14) for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively, and total returns would have been lower.
(g)	Commencement date of October 3, 2008.
(h)	Annualized.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% for the six months ended April 30, 2013.

16                         Invesco European Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,120.00	$7.41	$1,017.80	$7.05	1.41%
B	1,000.00	1,115.40	11.33	1,014.08	10.79	2.16
C	1,000.00	1,116.00	11.33	1,014.08	10.79	2.16
R	1,000.00	1,118.40	8.72	1,016.56	8.30	1.66
Y	1,000.00	1,121.10	6.10	1,019.04	5.81	1.16
Investor	1,000.00	1,119.90	7.31	1,017.90	6.95	1.39

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco European Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611                EGR-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013
Invesco Global Growth Fund

Nasdaq:
A: AGGAX ■ B: AGGBX ■ C: AGGCX ■ Y: AGGYX ■ R5: GGAIX ■ R6: AGGFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.05%
Class B Shares	10.63
Class C Shares	10.68
Class Y Shares	11.21
Class R5 Shares	11.24
Class R6 Shares	11.29
MSCI World Index ND▼ (Broad Market Index)	14.67
MSCI World Growth Index ND■ (Style-Specific Index)	13.72
Lipper Global Large-Cap Growth Funds Index■ (Peer Group Index)	13.03

Source(s): ▼Invesco, MSCI via FactSet Research Systems Inc; ■Lipper Inc.

The MSCI World IndexSM ND is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return which withholds applicable taxes for non-resident investors.

The MSCI World Growth Index ND is an unmanaged index considered representative of growth stocks of developed countries. The index is computed using the net return which withholds applicable taxes for non-resident investors.

The Lipper Global Large-Cap Growth Funds Index is an unmanaged index considered representative of global large-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Global Growth Fund

Average Annual Total Returns

As of 4/30/13, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	6.12%
10 Years	7.76
5 Years	0.86
1 Year	6.02

Class B Shares
Inception (9/15/94)	6.19%
10 Years	7.78
5 Years	0.87
1 Year	6.37

Class C Shares
Inception (8/4/97)	3.07%
10 Years	7.61
5 Years	1.26
1 Year	10.37

Class Y Shares
10 Years	8.50%
5 Years	2.25
1 Year	12.45

Class R5 Shares
10 Years	8.71%
5 Years	2.51
1 Year	12.59

Class R6 Shares
10 Years	8.40%
5 Years	2.06
1 Year	12.49

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R5 shares incepted on September 28, 2007. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may

Average Annual Total Returns

As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	6.04%
10 Years	8.17
5 Years	1.35
1 Year	3.73

Class B Shares
Inception (9/15/94)	6.12%
10 Years	8.20
5 Years	1.37
1 Year	3.96

Class C Shares
Inception (8/4/97)	2.98%
10 Years	8.03
5 Years	1.75
1 Year	7.96

Class Y Shares
10 Years	8.91%
5 Years	2.74
1 Year	10.01

Class R5 Shares
10 Years	9.13%
5 Years	3.02
1 Year	10.22

Class R6 Shares
10 Years	8.81%
5 Years	2.55
1 Year	9.98

be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.56%, 2.31%, 2.31%, 1.31%, 0.99%, and 0.98%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                         Invesco Global Growth Fund

Letters to Shareholders

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way.

In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■	Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.
■	Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Global Growth Fund

Schedule of Investments

April 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.97%
Australia–3.28%
BHP Billiton Ltd.	64,645	$2,179,212
Brambles Ltd.	476,611	4,308,575
CSL Ltd.	19,221	1,254,567
WorleyParsons Ltd.	118,465	2,796,444
		10,538,798

Belgium–1.48%
Anheuser-Busch InBev N.V.	49,875	4,766,109

Brazil–2.51%
Banco Bradesco S.A.–ADR	326,942	5,423,968
BM&FBovespa S.A.	53,800	372,954
Cielo S.A.	85,632	2,258,497
		8,055,419

Canada–3.65%
CGI Group Inc.–Class A(a)	138,619	4,389,464
Potash Corp. of Saskatchewan Inc.	65,482	2,756,042
Suncor Energy, Inc.	146,919	4,580,828
		11,726,334

China–6.11%
Baidu, Inc.–ADR(a)	49,710	4,267,604
Belle International Holdings Ltd.	943,000	1,538,431
China Mobile Ltd.	216,500	2,370,031
CNOOC Ltd.	1,733,000	3,239,680
Industrial & Commercial Bank of China Ltd.–Class H	5,379,000	3,790,882
NetEase, Inc.–ADR	78,165	4,407,724
		19,614,352

Denmark–0.75%
Novo Nordisk A.S.–Class B	13,770	2,415,448

France–2.47%
Publicis Groupe S.A.	36,492	2,538,527
Schneider Electric S.A.	51,188	3,913,649
Sodexo	17,665	1,475,221
		7,927,397

Germany–6.73%
Adidas AG	53,550	5,596,183
Deutsche Boerse AG	40,903	2,553,403
Deutsche Post AG	79,450	1,887,356
Fresenius Medical Care AG & Co. KGaA	33,702	2,325,802
SAP AG	80,371	6,383,730
Volkswagen AG -Preference Shares	14,200	2,878,145
		21,624,619

Hong Kong–1.67%
Galaxy Entertainment Group Ltd.(a)	701,000	3,144,197

	Shares	Value
Hong Kong–(continued)
Hutchison Whampoa Ltd.	205,000	$2,226,969
		5,371,166

Israel–2.68%
Check Point Software Technologies Ltd.(a)	61,465	2,865,498
Teva Pharmaceutical Industries Ltd.–ADR	150,084	5,746,716
		8,612,214

Japan–3.10%
Fanuc Corp.	21,000	3,172,346
Keyence Corp.	8,200	2,599,036
Komatsu Ltd.	63,800	1,743,622
Toyota Motor Corp.	42,100	2,440,225
		9,955,229

Mexico–1.50%
America Movil S.A.B. de C.V., Series L–ADR	73,393	1,569,142
Grupo Televisa S.A.B.–ADR	128,219	3,246,505
		4,815,647

Netherlands–1.38%
Unilever N.V.	104,160	4,441,920

Russia–0.40%
Gazprom OAO–ADR	163,609	1,298,237

Singapore–0.68%
United Overseas Bank Ltd.	126,000	2,186,343

South Korea–2.68%
Hyundai Mobis	17,539	3,981,503
NHN Corp.	8,081	2,171,996
Samsung Electronics Co., Ltd.	1,777	2,452,637
		8,606,136

Spain–1.62%
Amadeus IT Holding S.A.–Class A	176,836	5,220,297

Sweden–3.75%
Investment AB Kinnevik–Class B	119,831	3,130,721
Swedbank AB–Class A	110,331	2,721,289
Telefonaktiebolaget LM Ericsson–Class B	289,765	3,617,535
Volvo AB–Class B	185,860	2,578,343
		12,047,888

Switzerland–8.05%
ABB Ltd.	184,425	4,185,203
Julius Baer Group Ltd.	89,669	3,578,156
Nestle S.A.	34,731	2,480,252
Novartis AG	49,225	3,660,088
Roche Holding AG	20,737	5,191,697
Syngenta AG	10,563	4,523,194
UBS AG(a)	124,376	2,227,808
		25,846,398

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Growth Fund

	Shares	Value
Taiwan–0.86%
Taiwan Semiconductor Manufacturing Co. Ltd.	741,428	$2,748,354

United Kingdom–13.18%
BG Group PLC	172,918	2,918,859
British American Tobacco PLC	59,584	3,300,611
British Sky Broadcasting Group PLC	133,996	1,758,184
Centrica PLC	387,511	2,236,459
Compass Group PLC	370,390	4,873,332
Imperial Tobacco Group PLC	147,796	5,285,047
Kingfisher PLC	556,049	2,704,453
Next PLC	40,547	2,748,488
Reed Elsevier PLC	534,113	6,239,277
Royal Dutch Shell PLC–Class B	104,406	3,647,354
Smith & Nephew PLC	191,073	2,180,090
WPP PLC	270,024	4,463,004
		42,355,158

United States–28.44%
Accenture PLC–Class A	35,452	2,887,212
Amphenol Corp.–Class A	28,288	2,136,310
Aon PLC	28,532	1,721,906
Apple Inc.	12,724	5,633,551
Avago Technologies Ltd.	106,911	3,416,876
Cameron International Corp.(a)	46,895	2,886,387
Cardinal Health, Inc.	53,133	2,349,541
Celgene Corp.(a)	31,180	3,681,423
Chubb Corp. (The)	22,736	2,002,360
Cisco Systems, Inc.	238,394	4,987,202
Comcast Corp.–Class A	90,749	3,747,934

	Shares	Value
United States–(continued)
DIRECTV(a)	70,732	$4,000,602
Dollar General Corp.(a)	51,015	2,657,371
EMC Corp.(a)	170,048	3,814,177
Express Scripts Holding Co.(a)	41,976	2,492,115
First Republic Bank	76,334	2,899,165
Gilead Sciences, Inc.(a)	92,594	4,688,960
Google Inc.–Class A(a)	6,881	5,673,866
Home Depot, Inc. (The)	28,128	2,063,189
Ingersoll–Rand PLC	56,859	3,059,014
Joy Global Inc.	38,318	2,165,733
JPMorgan Chase & Co.	40,932	2,006,077
Macy’s, Inc.	79,497	3,545,566
Microsoft Corp.	171,990	5,692,869
Mosaic Co. (The)	27,054	1,666,256
Occidental Petroleum Corp.	35,320	3,152,663
QUALCOMM, Inc.	58,484	3,603,784
Scripps Networks Interactive–Class A	41,252	2,746,558
		91,378,667
Total Common Stocks & Other Equity Interests (Cost $240,429,842)		311,552,130

Money Market Funds–3.70%
Liquid Assets Portfolio– Institutional Class(b)	5,939,772	5,939,772
Premier Portfolio–Institutional Class(b)	5,939,772	5,939,772
Total Money Market Funds (Cost $11,879,544)		11,879,544
TOTAL INVESTMENTS–100.67% (Cost $252,309,386)		323,431,674
OTHER ASSETS LESS LIABILITIES–(0.67)%		(2,166,746)
NET ASSETS–100.00%		$321,264,928

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2013

Information Technology	25.3%
Consumer Discretionary	21.3
Health Care	11.2
Financials	10.8
Industrials	9.1
Energy	7.6
Consumer Staples	6.3
Materials	3.5
Telecommunication Services	1.2
Utilities	0.7
Money Market Funds Plus Other Assets Less Liabilities	3.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Growth Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $240,429,842)	$311,552,130
Investments in affiliated money market funds, at value and cost	11,879,544
Total investments, at value (Cost $252,309,386)	323,431,674
Foreign currencies, at value (Cost $226,321)	222,130
Receivable for:
Investments sold	1,469,304
Fund shares sold	57,782
Dividends	901,494
Deposits with sub-custodian (Cost $352,001)	356,171
Investment for trustee deferred compensation and retirement plans	71,435
Other assets	46,627
Total assets	326,556,617

Liabilities:
Payable for:
Investments purchased	3,948,282
Fund shares reacquired	689,011
Accrued fees to affiliates	459,801
Accrued trustees’ and officers’ fees and benefits	2,028
Accrued other operating expenses	54,391
Trustee deferred compensation and retirement plans	138,176
Total liabilities	5,291,689
Net assets applicable to shares outstanding	$321,264,928

Net assets consist of:
Shares of beneficial interest	$251,086,034
Undistributed net investment income	611,193
Undistributed net realized gain (loss)	(1,529,135)
Unrealized appreciation	71,096,836
$321,264,928

Net Assets:
Class A	$286,356,235
Class B	$8,454,248
Class C	$22,962,688
Class Y	$2,749,681
Class R5	$731,439
Class R6	$10,637

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	10,797,470
Class B	340,080
Class C	923,463
Class Y	103,488
Class R5	27,671
Class R6	402.6
Class A:
Net asset value per share	$26.52
Maximum offering price per share
(Net asset value of $26.52 ÷ 94.50%)	$28.06
Class B:
Net asset value and offering price per share	$24.86
Class C:
Net asset value and offering price per share	$24.87
Class Y:
Net asset value and offering price per share	$26.57
Class R5:
Net asset value and offering price per share	$26.43
Class R6:
Net asset value and offering price per share	$26.42

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Growth Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $246,298)	$3,055,397
Dividends from affiliated money market funds	4,621
Total investment income	3,060,018

Expenses:
Advisory fees	1,248,583
Administrative services fees	48,483
Custodian fees	43,700
Distribution fees:
Class A	349,603
Class B	44,653
Class C	111,085
Transfer agent fees — A, B, C and Y	417,319
Transfer agent fees — R5	25
Trustees’ and officers’ fees and benefits	15,698
Other	130,093
Total expenses	2,409,242
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(121,266)
Net expenses	2,287,976
Net investment income	772,042

Realized and unrealized gain from:
Net realized gain (loss) from:
Investment securities	4,955,564
Foreign currencies	(43,164)
4,912,400
Change in net unrealized appreciation (depreciation) of:
Investment securities	27,340,738
Foreign currencies	(21,983)
27,318,755
Net realized and unrealized gain	32,231,155
Net increase in net assets resulting from operations	$33,003,197

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income	$772,042	$2,313,148
Net realized gain	4,912,400	18,277,924
Change in net unrealized appreciation	27,318,755	14,405,843
Net increase in net assets resulting from operations	33,003,197	34,996,915

Distributions to shareholders from net investment income:
Class A	(2,395,341)	(1,135,136)
Class B	(15,637)	—
Class C	(37,417)	—
Class Y	(26,329)	(13,183)
Class R5	(4,626)	(4,589)
Class R6	(123)	—
Total distributions from net investment income	(2,479,473)	(1,152,908)

Distributions to shareholders from net realized gains:
Class A	(1,505,256)	—
Class B	(53,432)	—
Class C	(127,872)	—
Class Y	(12,951)	—
Class R5	(2,094)	—
Class R6	(54)	—
Total distributions from net realized gains	(1,701,659)	—

Share transactions–net:
Class A	(16,567,966)	61,731,699
Class B	(1,752,428)	(2,448,098)
Class C	(939,572)	8,505,195
Class Y	152,165	754,792
Class R5	306,498	42,272
Class R6	—	10,000
Net increase (decrease) in net assets resulting from share transactions	(18,801,303)	68,595,860
Net increase in net assets	10,020,762	102,439,867

Net assets:
Beginning of period	311,244,166	208,804,299
End of period (includes undistributed net investment income of $611,193 and $2,318,624, respectively)	$321,264,928	$311,244,166

Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective

9                         Invesco Global Growth Fund

November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco Global Growth Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Redemption Fees — The Fund had a 2% redemption fee that was retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, was imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee was recorded as an increase in shareholder capital and was allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.

11                         Invesco Global Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective January 1, 2013, the Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.00%, 2.00% and 2.00%, respectively, of average daily net assets. Prior to January 1, 2013, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 1.32%, 2.07%, 2.07%, 1.07%, 1.07% and 1.07%%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

The Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees of $6,425 and reimbursed class level expenses of $101,511, $3,241, $8,064 and $893 for Class A, Class B, Class C and Class Y shares, respectively.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $9,556 in front-end sales commissions from the sale of Class A shares and $0, $2,309 and $439 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Global Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2013, there were transfers from Level 1 to Level 2 of $41,741,185 and from Level 2 to Level 1 of $39,763,426, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$8,359,586	$2,179,212	$—	$10,538,798
Belgium	—	4,766,109	—	4,766,109
Brazil	8,055,419	—	—	8,055,419
Canada	11,726,334	—	—	11,726,334
China	12,583,790	7,030,562	—	19,614,352
Denmark	2,415,448	—	—	2,415,448
France	4,013,748	3,913,649	—	7,927,397
Germany	14,141,079	7,483,540	—	21,624,619
Hong Kong	2,226,969	3,144,197	—	5,371,166
Israel	8,612,214	—	—	8,612,214
Japan	2,599,036	7,356,193	—	9,955,229
Mexico	4,815,647	—	—	4,815,647
Netherlands	—	4,441,920	—	4,441,920
Russia	1,298,237	—	—	1,298,237
Singapore	—	2,186,343	—	2,186,343
South Korea	8,606,136	—	—	8,606,136
Spain	5,220,297	—	—	5,220,297
Sweden	6,748,256	5,299,632	—	12,047,888
Switzerland	2,480,252	23,366,146	—	25,846,398
Taiwan	2,748,354	—	—	2,748,354
United Kingdom	23,760,767	18,594,391	—	42,355,158
United States	103,258,211	—	—	103,258,211
Total Investments	$233,669,780	$89,761,894	$—	$323,431,674

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,132.

13                         Invesco Global Growth Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$4,698,550	$—	$4,698,550

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.
To the extent that unrealized gains as of December 19, 2011, the date of reorganization of Invesco Global Advantage Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $35,065,885 and $59,140,237, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$74,995,411
Aggregate unrealized (depreciation) of investment securities	(3,914,449)
Net unrealized appreciation of investment securities	$71,080,962

Cost of investments for tax purposes is $252,350,712.

14                         Invesco Global Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	221,099	$5,598,263	424,833	$9,696,259
Class B	4,802	115,134	4,614	119,211
Class C	37,193	883,547	42,154	1,009,559
Class Y	24,412	625,779	47,573	1,087,732
Class R5	11,730	299,943	3,216	71,604
Class R6(b)	—	—	403	10,000

Issued as reinvestment of dividends:
Class A	144,891	3,528,099	41,209	894,871
Class B	2,889	66,151	—	—
Class C	6,632	151,872	—	—
Class Y	1,408	34,338	542	11,768
Class R5	271	6,555	173	3,741

Issued in connection with acquisitions:(c)
Class A	—	—	4,430,742	92,331,215
Class B	—	—	117,982	2,312,153
Class C	—	—	569,039	11,161,203
Class Y	—	—	17,363	362,039

Automatic conversion of Class B shares to Class A shares:
Class A	37,285	950,546	134,939	3,098,956
Class B	(39,747)	(950,546)	(145,256)	(3,098,956)

Reacquired:(d)
Class A	(1,054,735)	(26,644,874)	(1,916,101)	(44,289,602)
Class B	(41,657)	(983,167)	(80,980)	(1,780,506)
Class C	(83,203)	(1,974,991)	(168,757)	(3,665,567)
Class Y	(19,967)	(507,952)	(30,523)	(706,747)
Class R5	—	—	(1,415)	(33,073)
Net increase (decrease) in share activity	(746,697)	$(18,801,303)	3,491,750	$68,595,860

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.
(c)	As of the opening of business on December 19, 2011, the Fund acquired all the net assets of Invesco Global Advantage Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Fund on November 28, 2011. The acquisition was accomplished by a tax-free exchange of 5,135,126 shares of the Fund for 10,335,183 shares outstanding of the Target Fund as of the close of business on December 16, 2011. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund at the close of business on December 16, 2011. The Target Fund’s net assets at that date of $106,166,610, including $5,789,863 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $193,640,137 and $299,806,747 immediately after the acquisition.
The pro forma results of operations for the year ended October 31, 2012 assuming the reorganization had been completed on November 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income	$2,329,861
Net realized/unrealized gains	26,252,977
Change in net assets resulting from operations	$28,582,838
The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since December 19, 2011.
(d)	Net of redemption fees of $496 allocated among the classes based on relative net assets of each class for the year ended October 31, 2012.

15                         Invesco Global Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/13	$24.22	$0.07	$2.57	$2.64	$(0.21)	$(0.13)	$(0.34)	$26.52	11.05%	$286,356	1.38	%(e)	1.46	%(e)	0.57	%(e)	11%
Year ended 10/31/12	22.26	0.20	1.90	2.10	(0.14)	—	(0.14)	24.22	9.50	277,313	1.34		1.56		0.85		33
Year ended 10/31/11	22.30	0.12	(0.02)	0.10	(0.14)	—	(0.14)	22.26	0.41	185,484	1.62		1.63		0.50		28
Year ended 10/31/10	19.51	0.09	2.88	2.97	(0.18)	—	(0.18)	22.30	15.33	208,436	1.62		1.63		0.44		41
Year ended 10/31/09	16.56	0.14	3.05 (f)	3.19	(0.24)	—	(0.24)	19.51	19.62 (f)	204,605	1.79		1.80		0.83		40
Year ended 10/31/08	28.18	0.24	(11.80)	(11.56)	(0.06)	—	(0.06)	16.56	(41.11)	190,275	1.59		1.60		1.00		48
Class B
Six months ended 04/30/13	22.64	(0.02)	2.41	2.39	(0.04)	(0.13)	(0.17)	24.86	10.63	8,454	2.13	(e)	2.21	(e)	(0.18	)(e)	11
Year ended 10/31/12	20.83	0.02	1.79	1.81	—	—	—	22.64	8.69	9,368	2.09		2.31		0.10		33
Year ended 10/31/11	20.90	(0.05)	(0.02)	(0.07)	—	—	—	20.83	(0.33)	10,776	2.37		2.38		(0.25)		28
Year ended 10/31/10	18.29	(0.06)	2.71	2.65	(0.04)	—	(0.04)	20.90	14.53	15,713	2.37		2.38		(0.31)		41
Year ended 10/31/09	15.42	0.01	2.86 (f)	2.87	(0.00)	—	(0.00)	18.29	18.64 (f)	19,325	2.54		2.55		0.08		40
Year ended 10/31/08	26.37	0.06	(11.01)	(10.95)	—	—	—	15.42	(41.52)	25,426	2.34		2.35		0.25		48
Class C
Six months ended 04/30/13	22.64	(0.02)	2.42	2.40	(0.04)	(0.13)	(0.17)	24.87	10.68	22,963	2.13	(e)	2.21	(e)	(0.18	)(e)	11
Year ended 10/31/12	20.83	0.02	1.79	1.81	—	—	—	22.64	8.69	21,803	2.09		2.31		0.10		33
Year ended 10/31/11	20.90	(0.05)	(0.02)	(0.07)	—	—	—	20.83	(0.33)	10,838	2.37		2.38		(0.25)		28
Year ended 10/31/10	18.30	(0.06)	2.70	2.64	(0.04)	—	(0.04)	20.90	14.47	12,893	2.37		2.38		(0.31)		41
Year ended 10/31/09	15.42	0.01	2.87 (f)	2.88	(0.00)	—	(0.00)	18.30	18.71 (f)	13,192	2.54		2.55		0.08		40
Year ended 10/31/08	26.38	0.06	(11.02)	(10.96)	—	—	—	15.42	(41.55)	12,719	2.34		2.35		0.25		48
Class Y
Six months ended 04/30/13	24.29	0.10	2.58	2.68	(0.27)	(0.13)	(0.40)	26.57	11.21	2,750	1.13	(e)	1.21	(e)	0.82	(e)	11
Year ended 10/31/12	22.33	0.25	1.91	2.16	(0.20)	—	(0.20)	24.29	9.78	2,372	1.09		1.31		1.10		33
Year ended 10/31/11	22.37	0.17	(0.02)	0.15	(0.19)	—	(0.19)	22.33	0.66	1,400	1.37		1.38		0.75		28
Year ended 10/31/10	19.57	0.14	2.89	3.03	(0.23)	—	(0.23)	22.37	15.58	1,123	1.37		1.38		0.69		41
Year ended 10/31/09	16.57	0.19	3.05 (f)	3.24	(0.24)	—	(0.24)	19.57	19.93 (f)	1,395	1.54		1.55		1.08		40
Year ended 10/31/08(g)	19.00	0.01	(2.44)	(2.43)	—	—	—	16.57	(12.79)	821	1.45	(h)	1.46	(h)	1.14	(h)	48
Class R5
Six months ended 04/30/13	24.18	0.13	2.55	2.68	(0.30)	(0.13)	(0.43)	26.43	11.24	731	0.96	(e)	0.96	(e)	0.99	(e)	11
Year ended 10/31/12	22.33	0.28	1.90	2.18	(0.33)	—	(0.33)	24.18	9.95	379	0.99		0.99		1.20		33
Year ended 10/31/11	22.37	0.28	(0.06)	0.22	(0.26)	—	(0.26)	22.33	0.95	306	0.82		0.83		1.30		28
Year ended 10/31/10	19.59	0.20	2.89	3.09	(0.31)	—	(0.31)	22.37	15.93	9	1.07		1.08		0.99		41
Year ended 10/31/09	16.65	0.26	3.05 (f)	3.31	(0.37)	—	(0.37)	19.59	20.49 (f)	1,013	1.07		1.08		1.55		40
Year ended 10/31/08	28.19	0.30	(11.77)	(11.47)	(0.07)	—	(0.07)	16.65	(40.79)	1,010	1.08		1.09		1.51		48
Class R6
Six months ended 04/30/13	24.17	0.12	2.56	2.68	(0.30)	(0.13)	(0.43)	26.42	11.29	11	0.96	(e)	0.96	(e)	0.99	(e)	11
Year ended 10/31/12(g)	24.84	0.03	(0.70)	(0.67)	—	—	—	24.17	(2.70)	10	0.95	(h)	0.96	(h)	1.24	(h)	33

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share, for fiscal years prior to October 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended October 31, 2012, the portfolio turnover calculation excludes the value of securities purchased of $92,850,953 and sold of $35,562,826 in effect to realign the Fund’s portfolio after the reorganization of Invesco Global Advantage Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s) of $282,000, $9,005, $22,401, $2,480, $496 and $10 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net gains (losses) on securities (both realized and unrealized) per share would have been $2.93, $2.74, $2.75, $2.93 and $2.93 for Class A, Class B, Class C, Class Y and Class R5 shares, respectively and total returns would have been lower.
(g)	Commencement date of October 3, 2008 and September 24, 2012 for Class Y and Class R6 shares, respectively.
(h)	Annualized.

16                         Invesco Global Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/13)	Expenses Paid During Period[2,4]
A	$1,000.00	$1,110.50	$7.22	$1,017.95	$6.90	1.38%
B	1,000.00	1,106.30	11.12	1,014.23	10.64	2.13
C	1,000.00	1,106.80	11.13	1,014.23	10.64	2.13
Y	1,000.00	1,112.10	5.92	1,019.19	5.66	1.13
R5	1,000.00	1,112.40	5.03	1,020.03	4.81	0.96
R6	1,000.00	1,112.90	5.03	1,020.03	4.81	0.96

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective January 1, 2013, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.00%, 2.00% and 2.00% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.46%, 2.21%, 2.21%, 1.21%, 0.96% and 0.96% for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $7.64, $11.54, $11.54, $6.34, $5.03 and $5.03 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $7.30, $11.04, $11.04, $6.06, $4.81 and $4.81 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.

17                         Invesco Global Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	GLG-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013
Invesco Global Opportunities Fund
Nasdaq:
A: IAOPX ¡ C: ICOPX ¡ R: IROPX ¡ Y: IYOPX ¡ R5: IIOPX ¡ R6: IFOPX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

14	Financial Highlights

15	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares			22.78%
Class C Shares			22.32
Class R Shares			22.70
Class Y Shares			22.87
Class R5 Shares			22.87
Class R6 Shares			22.99
MSCI All Country World Index ND▼ (Broad Market/Style-Specific Index)			13.46
Lipper Global Large-Cap Core Funds Index▼ (Peer Group Index)			15.06
Source(s): ▼Lipper Inc.

The MSCI All Country World Index ND is an index considered representative of stock markets of developed and emerging markets. The index is computed using the net return which withholds applicable taxes for non-resident investors.

The Lipper Global Large-Cap Core Funds Index is an unmanaged index considered representative of global large-cap core funds tracked by Lipper. The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns		Cumulative Total Returns
As of 4/30/13, including maximum applicable sales charges		As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares		Class A Shares
Inception (8/3/12)	23.48%	Inception (8/3/12)	18.53%

Class C Shares		Class C Shares
Inception (8/3/12)	28.91%	Inception (8/3/12)	23.78%

Class R Shares		Class R Shares
Inception (8/3/12)	30.43%	Inception (8/3/12)	25.19%

Class Y Shares		Class Y Shares
Inception (8/3/12)	30.86%	Inception (8/3/12)	25.62%

Class R5 Shares		Class R5 Shares
Inception (8/3/12)	30.86%	Inception (8/3/12)	25.62%

Class R6 Shares		Class R6 Shares
Inception	30.86%	Inception	25.52%

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future

		results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.36%, 2.11%, 1.61%, 1.11%, 1.11% and 1.11%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 3.49%, 4.24%, 3.74%, 3.24%, 3.11% and 3.07%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore,performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2014. See current prospectus for more information.

2	Invesco Global Opportunities Fund

Letters to Shareholders

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way.

In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■  Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■  Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■  Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3	Invesco Global Opportunities Fund

Schedule of Investments

April 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.05%
China–2.21%
Baidu, Inc.–ADR(a)	811	$69,624
Daphne International Holdings Ltd.	84,000	87,463
		157,087

France–2.22%
Safran S.A.	3,206	157,755

Germany–4.04%
Daimler AG	2,047	113,268
SAP AG	2,192	174,107
		287,375

Hong Kong–5.91%
Hutchison Whampoa Ltd.	18,000	195,539
Jardine Matheson Holdings Ltd.	1,600	103,888
YGM Trading Ltd.	42,000	120,694
		420,121

Japan–5.15%
Sumitomo Mitsui Financial Group, Inc.	2,500	118,354
Tokyo Electron Ltd.	2,800	143,317
Toyota Motor Corp.	1,800	104,333
		366,004

Netherlands–1.84%
Nutreco N.V.	1,375	130,510

South Korea–4.08%
Samsung Electronics Co., Ltd.	142	195,990
Shinhan Financial Group Co., Ltd.	2,720	94,102
		290,092

Spain–3.90%
Indra Sistemas, S.A.	8,083	108,909
Obrascon Huarte Lain, S.A.	4,538	168,366
		277,275

Switzerland–11.18%
Novartis AG	4,926	366,269
Roche Holding AG	1,248	312,448
UBS AG(a)	6,476	115,998
		794,715

Taiwan–1.17%
Hon Hai Precision Industry Co., Ltd. REGS–GDR(b)	16,216	82,945

	Shares	Value
United Kingdom–25.19%
BAE Systems PLC	30,407	$177,547
BG Group PLC	8,382	141,488
BT Group PLC	25,624	110,179
HSBC Holdings PLC	24,400	266,258
International Consolidated Airlines Group S.A.(a)	23,055	97,163
Rentokil Initial PLC	117,220	173,128
Resolution Ltd.	44,454	182,540
Rio Tinto Ltd.	2,504	145,205
Thomas Cook Group PLC(a)	179,218	361,768
WPP PLC	8,158	134,838
		1,790,114

United States–32.16%
Apache Corp.	1,423	105,131
Citigroup Inc.	6,705	312,855
EMC Corp.(a)	3,501	78,527
Emerson Electric Co.	2,216	123,010
Google Inc.–Class A(a)	182	150,072
Johnson & Johnson	2,286	194,836
Laboratory Corp. of America Holdings(a)	1,623	151,523
Microsoft Corp.	7,601	251,593
Philip Morris International Inc.	1,262	120,635
Priceline.com Inc.(a)	121	84,215
Stanley Black & Decker Inc.	1,690	126,429
Time Warner Inc.	1,841	110,055
United Technologies Corp.	1,916	174,912
WESCO International, Inc.(a)	2,478	177,648
World Acceptance Corp.(a)	1,391	123,604
		2,285,045
Total Common Stocks & Other Equity Interests (Cost $6,052,057)		7,039,038

Money Market Funds–0.38%
Liquid Assets Portfolio–Institutional Class(c)	13,584	13,584
Premier Portfolio–Institutional Class(c)	13,584	13,584
Total Money Market Funds (Cost $27,168)		27,168
TOTAL INVESTMENTS–99.43% (Cost $6,079,225)		7,066,206
OTHER ASSETS LESS LIABILITIES–0.57%		40,381
NET ASSETS–100.00%		$7,106,587

Investment Abbreviations:

ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
REGS	– Regulation S

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Global Opportunities Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1993, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2013 represented 1.17% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2013

Industrials	21.8%
Information Technology	17.7
Consumer Discretionary	17.5
Financials	17.1
Health Care	14.4
Consumer Staples	3.5
Energy	3.5
Materials	2.0
Telecommunication Services	1.5
Money Market Funds Plus Other Assets Less Liabilities	1.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Opportunities Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $6,052,057)	$7,039,038
Investments in affiliated money market funds, at value and cost	27,168
Total investments, at value (Cost $6,079,225)	7,066,206
Foreign currencies, at value (Cost $565)	559
Receivable for:
Fund shares sold	8,051
Dividends	32,363
Investment for trustee deferred compensation and retirement plans	2,625
Other assets	44,736
Total assets	7,154,540

Liabilities:
Payable for:
Accrued fees to affiliates	11,721
Accrued trustees’ and officers’ fees and benefits	1,774
Accrued other operating expenses	31,833
Trustee deferred compensation and retirement plans	2,625
Total liabilities	47,953
Net assets applicable to shares outstanding	$7,106,587

Net assets consist of:
Shares of beneficial interest	$5,857,970
Undistributed net investment income	45,368
Undistributed net realized gain	216,102
Unrealized appreciation	987,147
$7,106,587

Net Assets:
Class A	$4,895,994
Class C	$230,852
Class R	$12,970
Class Y	$1,941,674
Class R5	$13,016
Class R6	$12,081

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	377,177
Class C	17,882
Class R	1,001
Class Y	149,327
Class R5	1,001
Class R6	929.6
Class A:
Net asset value per share	$12.98
Maximum offering price per share
(Net asset value of $12.98 ÷ 94.50%)	$13.74
Class C:
Net asset value and offering price per share	$12.91
Class R:
Net asset value and offering price per share	$12.96
Class Y:
Net asset value and offering price per share	$13.00
Class R5:
Net asset value and offering price per share	$13.00
Class R6:
Net asset value and offering price per share	$13.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Opportunities Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $7,217)	$83,720
Dividends from affiliated money market funds	84
Total investment income	83,804

Expenses:
Advisory fees	21,477
Administrative services fees	24,795
Custodian fees	13,242
Distribution fees:
Class A	4,384
Class C	456
Class R	29
Transfer agent fees — A, C, R and Y	835
Transfer agent fees — R5	6
Transfer agent fees — R6	5
Trustees’ and officers’ fees and benefits	12,947
Filing fees	56,846
Professional fees	25,220
Other	15,847
Total expenses	176,089
Less: Fees waived and expenses reimbursed	(141,607)
Net expenses	34,482
Net investment income	49,322

Realized and unrealized gain from:
Net realized gain from:
Investment securities	213,758
Foreign currencies	4,659
218,417
Change in net unrealized appreciation of:
Investment securities	785,326
Foreign currencies	474
785,800
Net realized and unrealized gain	1,004,217
Net increase in net assets resulting from operations	$1,053,539

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Opportunities Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the period August 3, 2012 (commencement date) through October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income	$49,322	$7,250
Net realized gain (loss)	218,417	(15,991)
Change in net unrealized appreciation	785,800	201,347
Net increase in net assets resulting from operations	1,053,539	192,606

Distributions to shareholders from net investment income:
Class A	(11,076)	—
Class C	(149)	—
Class R	(70)	—
Class Y	(10,751)	—
Class R5	(72)	—
Class R6	(67)	—
Total distributions from net investment income	(22,185)	—

Share transactions–net:
Class A	2,582,017	1,562,957
Class C	198,688	13,860
Class R	—	10,010
Class Y	10,075	1,485,010
Class R5	—	10,010
Class R6	—	10,000
Net increase in net assets resulting from share transactions	2,790,780	3,091,847
Net increase in net assets	3,822,134	3,284,453

Net assets:
Beginning of period	3,284,453	—
End of period (includes undistributed net investment income of $45,368 and $18,231, respectively)	$7,106,587	$3,284,453
Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund’s investment objective is long-term growth of capital.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value

8                         Invesco Global Opportunities Fund

per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

9                         Invesco Global Opportunities Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

10                         Invesco Global Opportunities Fund

The Adviser has contractually agreed, through at least February 28, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.36%, 2.11%, 1.61%, 1.11%, 1.11% and 1.11%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

The Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees and reimbursed fund level expenses of $140,760 and reimbursed class level expenses of $548, $14, $2, $271, $6 and $6 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $1,874 in front-end sales commissions from the sale of Class A shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

11                         Invesco Global Opportunities Fund

During the six months ended April 30, 2013, there were transfers from Level 1 to Level 2 of $1,238,592 and from Level 2 to Level 1 of $134,837, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
China	$157,087	$—	$—	$157,087
France	—	157,755	—	157,755
Germany	287,375	—	—	287,375
Hong Kong	420,121	—	—	420,121
Japan	143,317	222,687	—	366,004
Netherlands	130,510	—	—	130,510
South Korea	290,092	—	—	290,092
Spain	—	277,275	—	277,275
Switzerland	—	794,715	—	794,715
Taiwan	82,945	—	—	82,945
United Kingdom	232,001	1,558,113	—	1,790,114
United States	2,312,213	—	—	2,312,213
Total Investments	$4,055,661	$3,010,545	$—	$7,066,206

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$2,315	$—	$2,315

*	Capital loss carryforward listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

12                         Invesco Global Opportunities Fund

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $5,867,679 and $2,985,747, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,042,625
Aggregate unrealized (depreciation) of investment securities	(55,644)
Net unrealized appreciation of investment securities	$986,981

Cost of investments is the same for tax and financial reporting purposes.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		August 3, 2012 (commencement date) to October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	423,832	$5,060,860	157,740	$1,583,061
Class C	17,136	206,466	1,364	13,860
Class R	—	—	1,001	10,010
Class Y	826	10,075	148,501	1,485,010
Class R5	—	—	1,001	10,010
Class R6(b)	—	—	930	10,000

Issued as reinvestment of dividends:
Class A	50	547	—	—
Class C	7	80	—	—

Reacquired:
Class A	(202,555)	(2,479,390)	(1,890)	(20,104)
Class C	(625)	(7,858)	—	—
Net increase in share activity	238,671	$2,790,780	308,647	$3,091,847

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 26% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
In addition, 55% of the outstanding shares of the Fund are owned by the Adviser.
(b)	Commencement date of September 24, 2012.

13                         Invesco Global Opportunities Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/13	$10.64	$0.11	$2.30	$2.41	$(0.07)	$12.98	22.78%	$4,896	1.36	%(d)	6.63	%(d)	1.76	%(d)	56%
Period ended ended 10/31/12(e)	10.00	0.02	0.62	0.64	—	10.64	6.40	1,658	1.35	(f)	11.20	(f)	0.80	(f)	9
Class C
Six months ended 04/30/13	10.62	0.06	2.30	2.36	(0.07)	12.91	22.32	231	2.11	(d)	7.38	(d)	1.01	(d)	56
Period ended ended 10/31/12(e)	10.00	0.00	0.62	0.62	—	10.62	6.20	14	2.10	(f)	11.95	(f)	0.05	(f)	9
Class R
Six months ended 04/30/13	10.63	0.09	2.31	2.40	(0.07)	12.96	22.70	13	1.61	(d)	6.88	(d)	1.51	(d)	56
Period ended ended 10/31/12(e)	10.00	0.01	0.62	0.63	—	10.63	6.30	11	1.60	(f)	11.45	(f)	0.55	(f)	9
Class Y
Six months ended 04/30/13	10.65	0.12	2.30	2.42	(0.07)	13.00	22.87	1,942	1.11	(d)	6.38	(d)	2.01	(d)	56
Period ended ended 10/31/12(e)	10.00	0.03	0.62	0.65	—	10.65	6.50	1,581	1.10	(f)	10.95	(f)	1.05	(f)	9
Class R5
Six months ended 04/30/13	10.64	0.12	2.31	2.43	(0.07)	13.00	22.87	13	1.11	(d)	6.45	(d)	2.01	(d)	56
Period ended ended 10/31/12(e)	10.00	0.03	0.61	0.64	—	10.64	6.40	11	1.10	(f)	11.00	(f)	1.05	(f)	9
Class R6
Six months ended 04/30/13	10.64	0.12	2.31	2.43	(0.07)	13.00	22.99	12	1.11	(d)	6.45	(d)	2.01	(d)	56
Period ended ended 10/31/12(e)	10.76	0.01	(0.13)	(0.12)	—	10.64	(1.12)	10	1.10	(f)	8.37	(f)	1.05	(f)	9

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,536, $92, $12, $1,751, $12 and $11 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of August 3, 2012 for Class A shares, Class C shares, Class R shares, Class Y shares and Class R5 shares and September 24, 2012 for Class R6 shares.
(f)	Annualized.

14                         Invesco Global Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,227.80	$7.51	$1,018.05	$6.80	1.36%
C	1,000.00	1,223.20	11.63	1,014.33	10.54	2.11
R	1,000.00	1,227.00	8.89	1,016.81	8.05	1.61
Y	1,000.00	1,228.70	6.13	1,019.29	5.56	1.11
R5	1,000.00	1,228.70	6.13	1,019.29	5.56	1.11
R6	1,000.00	1,229.90	6.14	1,019.29	5.56	1.11

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

15                         Invesco Global Opportunities Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov. Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	GLOPP-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013

Invesco Global Small & Mid Cap Growth Fund

Nasdaq:

A: AGAAX ¡ B: AGABX ¡ C: AGACX ¡ Y: AGAYX ¡ R5: GAIIX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |  MAY LOSE VALUE  |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	14.65%
Class B Shares	14.19
Class C Shares	14.24
Class Y Shares	14.80
Class R5 Shares	14.91
MSCI World Index ND‚ (Broad Market Index)	14.67
MSCI World Growth Index ND■ (Style-Specific Index)	13.72
Lipper Global Small/Mid-Cap Funds Classification Average■ (Peer Group)	13.07

Source(s): ‚Invesco, MSCI via FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI World IndexSM ND is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return which withholds applicable sales taxes for non-resident investors.

    The MSCI World Growth Index ND is an unmanaged index considered representative of growth stocks of developed countries. The index is computed using the net return which withholds applicable sales taxes for non-resident investors.

    The Lipper Global Small/Mid-Cap Funds Classification Average represents an average of all of the funds in the Lipper Global Small/Mid-Cap Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/13, including maximum applicable sales charges
Class A Shares
Inception (9/15/94)	8.21%
10 Years	11.21
5 Years	1.56
1 Year	7.78
Class B Shares
Inception (9/15/94)	8.28%
10 Years	11.22
5 Years	1.60
1 Year	8.17
Class C Shares
Inception (8/4/97)	5.19%
10 Years	11.07
5 Years	1.95
1 Year	12.23
Class Y Shares
10 Years	11.98%
5 Years	2.96
1 Year	14.35
Class R5 Shares
10 Years	12.19%
5 Years	3.26
1 Year	14.59

Average Annual Total Returns
As of 3/31/13, the most recent calendar quarter-end, including maximum applicable sales charges
Class A Shares
Inception (9/15/94)	8.09%
10 Years	11.60
5 Years	1.84
1 Year	4.65
Class B Shares
Inception (9/15/94)	8.17%
10 Years	11.63
5 Years	1.89
1 Year	4.89
Class C Shares
Inception (8/4/97)	5.05%
10 Years	11.45
5 Years	2.22
1 Year	8.89
Class Y Shares
10 Years	12.37%
5 Years	3.23
1 Year	10.96
Class R5 Shares
10 Years	12.58%
5 Years	3.55
1 Year	11.24

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R5 shares incepted on September 28, 2007. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R5 shares was 1.43%, 2.18%, 2.18%, 1.18% and 0.95%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2                        Invesco Global Small & Mid Cap Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■  Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■

Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.

■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

    If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                        Invesco Global Small & Mid Cap Growth Fund

Schedule of Investments

April 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.65%
Australia–1.36%
Computershare Ltd.	779,807	$8,027,668

Belgium–0.67%
S.A. D’Ieteren N.V.	86,244	3,975,417

Brazil–5.35%
CETIP S.A.–Mercados Organizados	575,300	6,811,704
Cielo S.A.	473,226	12,481,076
Duratex S.A.	1,632,994	12,283,367
		31,576,147

Canada–8.86%
Fairfax Financial Holdings Ltd.	20,671	8,292,818
MacDonald, Dettwiler and Associates Ltd.	62,200	4,493,045
Onex Corp.	302,723	15,100,090
Open Text Corp.	102,645	6,707,485
Paramount Resources Ltd.–Class A(a)	296,410	10,607,088
Precision Drilling Corp.	870,962	7,063,490
		52,264,016

China–2.92%
Lee & Man Paper Manufacturing Ltd.	12,159,000	9,057,696
NetEase, Inc.–ADR	144,631	8,155,742
		17,213,438

Germany–3.39%
Brenntag AG	29,717	5,066,322
Deutsche Boerse AG	131,408	8,203,250
MorphoSys AG(a)	148,595	6,748,701
		20,018,273

Hong Kong–0.61%
Hongkong Land Holdings Ltd.	497,000	3,612,406

Indonesia–1.45%
PT Perusahaan Gas Negara Persero Tbk	13,276,500	8,524,566

Ireland–2.93%
DCC PLC	366,961	13,430,563
Shire PLC	123,205	3,838,143
		17,268,706

Israel–0.90%
Israel Chemicals Ltd.	446,257	5,322,591

Japan–2.93%
EXEDY Corp.	339,300	8,522,761
THK Co., Ltd.	417,300	8,762,059
		17,284,820

Netherlands–0.21%
NXP Semiconductors N.V.(a)	44,910	1,237,271

Philippines–4.12%
Ayala Corp.	1,046,109	16,312,708
Energy Development Corp.(b)	6,577,500	1,039,561

	Shares	Value
Philippines–(continued)
Energy Development Corp.	44,094,600	$6,969,066
		24,321,335

South Africa–2.26%
AngloGold Ashanti Ltd.–ADR	87,789	1,711,886
Naspers Ltd.–Class N	173,333	11,612,480
		13,324,366

South Korea–1.78%
NHN Corp.	39,169	10,527,771

Sweden–1.31%
Investment AB Kinnevik–Class B	294,904	7,704,703

Switzerland–3.06%
Aryzta AG	217,713	13,524,999
Tecan Group AG	48,908	4,549,948
		18,074,947

Tanzania–0.39%
African Barrick Gold PLC	845,685	2,298,952

Thailand–2.48%
Siam Commercial Bank PCL	2,302,100	14,628,992

Turkey–3.59%
Haci Omer Sabanci Holding A.S.	1,770,697	11,035,901
Tupras–Turkiye Petrol Rafinerileri A.S.	363,635	10,163,574
		21,199,475

United Arab Emirates–1.41%
Dragon Oil PLC	847,085	8,329,405

United Kingdom–15.88%
Bunzl PLC	355,093	7,054,983
Chemring Group PLC	955,565	4,034,522
Compass Group PLC	611,853	8,050,332
Homeserve PLC	1,650,642	5,369,241
IG Group Holdings PLC	1,623,859	13,583,676
Informa PLC	1,662,227	12,342,454
Lancashire Holdings Ltd.	637,330	8,380,591
Micro Focus International PLC	1,005,286	10,454,987
Smiths Group PLC	396,534	7,699,699
UBM PLC	424,848	4,840,281
Ultra Electronics Holdings PLC	266,074	6,819,769
William Hill PLC	769,250	5,090,500
		93,721,035

United States–27.79%
Affiliated Managers Group, Inc.(a)	29,897	4,654,365
Albemarle Corp.	46,556	2,851,555
Alliance Data Systems Corp.(a)	12,619	2,167,566
AMETEK, Inc.	97,106	3,953,185
Amphenol Corp.–Class A	55,387	4,182,826
Avago Technologies Ltd.	73,891	2,361,556

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Global Small & Mid Cap Growth Fund

	Shares	Value
United States–(continued)
B/E Aerospace, Inc.(a)	66,986	$4,202,702
BioMarin Pharmaceutical Inc.(a)	51,522	3,379,843
Cameron International Corp.(a)	41,095	2,529,397
Catamaran Corp.(a)	54,895	3,169,088
Church & Dwight Co., Inc.	34,987	2,235,319
Cinemark Holdings, Inc.	168,530	5,205,892
Citrix Systems, Inc.(a)	41,264	2,565,383
CME Group Inc.	33,984	2,068,266
Cummins Inc.	20,951	2,228,977
DaVita HealthCare Partners Inc.(a)	17,943	2,128,937
Dick’s Sporting Goods, Inc.	88,627	4,262,959
Discover Financial Services	65,493	2,864,664
EQT Corp.	33,267	2,499,017
F5 Networks, Inc.(a)	19,215	1,468,602
Fastenal Co.	80,039	3,925,913
HMS Holdings Corp.(a)	68,690	1,731,675
Intuitive Surgical, Inc.(a)	3,610	1,777,167
Joy Global Inc.	42,588	2,407,074
Kansas City Southern	24,316	2,652,146
Lennox International Inc.	31,237	1,936,694
LyondellBasell Industries N.V.–Class A	26,795	1,626,457
MasTec Inc.(a)	95,281	2,648,812
Mead Johnson Nutrition Co.	56,586	4,588,559
Medivation Inc.(a)	90,390	4,764,457
Michael Kors Holdings Ltd.(a)	54,682	3,113,593
O’Reilly Automotive, Inc.(a)	26,564	2,850,848
Onyx Pharmaceuticals, Inc.(a)	40,215	3,812,382
Palo Alto Networks, Inc.(a)	52,928	2,863,405
Pioneer Natural Resources Co.	34,168	4,176,355

	Shares	Value
United States–(continued)
PPG Industries, Inc.	40,584	$5,971,530
Ralph Lauren Corp.	21,757	3,950,636
Red Hat, Inc.(a)	32,649	1,564,867
Salesforce.com, Inc.(a)	37,188	1,528,799
Superior Energy Services, Inc.(a)	75,925	2,094,771
Teradata Corp.(a)	28,306	1,445,587
Tesla Motors, Inc.(a)	63,977	3,454,118
Tractor Supply Co.	16,982	1,819,961
Triumph Group, Inc.	55,028	4,396,737
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	59,387	5,205,271
Under Armour, Inc.–Class A(a)	83,972	4,793,122
Universal Health Services, Inc.–Class B	112,496	7,491,109
Urban Outfitters, Inc.(a)	81,955	3,396,215
Waste Connections, Inc.	94,585	3,589,501
Whole Foods Market, Inc.	45,829	4,047,617
Wynn Resorts Ltd.	24,303	3,336,802
		163,942,279
Total Common Stocks & Other Equity Interests (Cost $391,473,914)		564,398,579

Money Market Funds–4.49%
Liquid Assets Portfolio– Institutional Class(c)	13,239,393	13,239,393
Premier Portfolio– Institutional Class(c)	13,239,394	13,239,394
Total Money Market Funds (Cost $26,478,787)		26,478,787
TOTAL INVESTMENTS–100.14% (Cost $417,952,701)		590,877,366
OTHER ASSETS LESS LIABILITIES–(0.14)%		(837,648)
NET ASSETS–100.00%		$590,039,718

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2013 represented less than 1% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2013

Financials	20.9%
Consumer Discretionary	16.2
Industrials	15.3
Information Technology	13.9
Energy	8.0
Health Care	7.4
Materials	7.0
Consumer Staples	4.1
Utilities	2.8
Money Market Funds Plus Other Assets Less Liabilities	4.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Small & Mid Cap Growth Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $391,473,914)	$564,398,579
Investments in affiliated money market funds, at value and cost	26,478,787
Total investments, at value (Cost $417,952,701)	590,877,366
Foreign currencies, at value (Cost $34,315)	35,070
Receivable for:
Investments sold	260,955
Fund shares sold	535,668
Dividends	1,505,761
Investment for trustee deferred compensation and retirement plans	84,205
Other assets	37,896
Total assets	593,336,921

Liabilities:
Payable for:
Investments purchased	413,113
Fund shares reacquired	460,520
Accrued fees to affiliates	425,385
Accrued trustees’ and officers’ fees and benefits	2,377
Accrued foreign taxes	1,692,137
Accrued other operating expenses	80,179
Trustee deferred compensation and retirement plans	223,492
Total liabilities	3,297,203
Net assets applicable to shares outstanding	$590,039,718

Net assets consist of:
Shares of beneficial interest	$394,820,440
Undistributed net investment income	2,485,193
Undistributed net realized gain	19,795,940
Unrealized appreciation	172,938,145
$590,039,718

Net Assets:
Class A	$517,315,304
Class B	$16,130,774
Class C	$25,614,850
Class Y	$8,850,345
Class R5	$22,128,445

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	25,826,918
Class B	924,770
Class C	1,467,393
Class Y	441,003
Class R5	1,108,221
Class A:
Net asset value per share	$20.03
Maximum offering price per share
(Net asset value of $20.03 ÷ 94.50%)	$21.20
Class B:
Net asset value and offering price per share	$17.44
Class C:
Net asset value and offering price per share	$17.46
Class Y:
Net asset value and offering price per share	$20.07
Class R5:
Net asset value and offering price per share	$19.97

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Small & Mid Cap Growth Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $298,375)	$6,732,079
Dividends from affiliated money market funds	11,647
Total investment income	6,743,726

Expenses:
Advisory fees	2,203,428
Administrative services fees	74,349
Custodian fees	97,155
Distribution fees:
Class A	613,615
Class B	84,434
Class C	118,622
Transfer agent fees — A, B, C and Y	680,739
Transfer agent fees — R5	5,949
Trustees’ and officers’ fees and benefits	17,332
Other	118,761
Total expenses	4,014,384
Less: Fees waived and expense offset arrangement(s)	(19,142)
Net expenses	3,995,242
Net investment income	2,748,484

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	20,694,259
Foreign currencies	(38,006)
20,656,253
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $(359,587))	53,767,280
Foreign currencies	16,228
53,783,508
Net realized and unrealized gain	74,439,761
Net increase in net assets resulting from operations	$77,188,245

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Small & Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income	$2,748,484	$5,450,446
Net realized gain	20,656,253	8,335,540
Change in net unrealized appreciation	53,783,508	28,821,103
Net increase in net assets resulting from operations	77,188,245	42,607,089

Distributions to shareholders from net investment income:
Class A	(4,227,552)	(6,820,626)
Class B	(57,975)	(108,863)
Class C	(77,135)	(111,931)
Class Y	(79,225)	(127,196)
Class R5	(261,890)	(454,708)
Total distributions from net investment income	(4,703,777)	(7,623,324)

Distributions to shareholders from net realized gains:
Class A	(6,624,317)	(30,688,616)
Class B	(269,646)	(1,557,807)
Class C	(358,765)	(1,601,713)
Class Y	(100,004)	(461,675)
Class R5	(280,332)	(1,386,928)
Total distributions from net realized gains	(7,633,064)	(35,696,739)

Share transactions–net:
Class A	(21,612,957)	(26,615,988)
Class B	(3,322,564)	(5,249,848)
Class C	455,702	(811,631)
Class Y	553,956	(148,594)
Class R5	(754,549)	(2,384,743)
Net increase (decrease) in net assets resulting from share transactions	(24,680,412)	(35,210,804)
Net increase (decrease) in net assets	40,170,992	(35,923,778)

Net assets:
Beginning of period	549,868,726	585,792,504
End of period (includes undistributed net investment income of $2,485,193 and $4,440,486, respectively)	$590,039,718	$549,868,726

Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Small & Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will

8                         Invesco Global Small & Mid Cap Growth Fund

automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among

9                         Invesco Global Small & Mid Cap Growth Fund

the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Redemption Fees – The Fund had a 2% redemption fee that was retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, was imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee was recorded as an increase in shareholder capital and was allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%

10                         Invesco Global Small & Mid Cap Growth Fund

Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Class R5 shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees of $16,991.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $23,562 in front-end sales commissions from the sale of Class A shares and $5, $9,084 and $1,432 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2013, the Fund incurred $3,034 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.

11                         Invesco Global Small & Mid Cap Growth Fund

Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2013, there were transfers from Level 1 to Level 2 of $73,952,873 and from Level 2 to Level 1 of $30,377,957, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$8,027,668	$—	$—	$8,027,668
Belgium	3,975,417	—	—	3,975,417
Brazil	31,576,147	—	—	31,576,147
Canada	52,264,016	—	—	52,264,016
China	8,155,742	9,057,696	—	17,213,438
Germany	20,018,273	—	—	20,018,273
Hong Kong	—	3,612,406	—	3,612,406
Indonesia	8,524,566	—	—	8,524,566
Ireland	13,430,563	3,838,143	—	17,268,706
Israel	—	5,322,591	—	5,322,591
Japan	8,762,059	8,522,761	—	17,284,820
Netherlands	1,237,271	—	—	1,237,271
Philippines	8,008,627	16,312,708	—	24,321,335
South Africa	1,711,886	11,612,480	—	13,324,366
South Korea	10,527,771	—	—	10,527,771
Sweden	7,704,703	—	—	7,704,703
Switzerland	4,549,948	13,524,999	—	18,074,947
Tanzania	2,298,952	—	—	2,298,952
Thailand	—	14,628,992	—	14,628,992
Turkey	—	21,199,475	—	21,199,475
United Arab Emirates	8,329,405	—	—	8,329,405
United Kingdom	84,846,232	8,874,803	—	93,721,035
United States	190,421,066	—	—	190,421,066
Total Investments	$474,370,312	$116,507,054	$—	$590,877,366

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,151.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for

12                         Invesco Global Small & Mid Cap Growth Fund

distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2012.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $57,125,558 and $86,274,122, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$190,590,923
Aggregate unrealized (depreciation) of investment securities	(18,510,418)
Net unrealized appreciation of investment securities	$172,080,505

Cost of investments for tax purposes is $418,796,861.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	647,215	$12,170,514	1,205,494	$20,836,098
Class B	24,313	406,741	39,260	595,951
Class C	138,580	2,266,211	231,133	3,457,433
Class Y	84,416	1,606,941	123,609	2,150,277
Class R5	73,841	1,379,022	141,555	2,354,943

Issued as reinvestment of dividends:
Class A	593,803	10,599,391	2,215,027	35,684,100
Class B	20,759	323,638	114,873	1,623,294
Class C	27,510	429,152	114,861	1,624,132
Class Y	9,591	171,400	33,655	542,517
Class R5	13,878	246,478	38,004	609,207

Automatic conversion of Class B shares to Class A shares:
Class A	92,456	1,764,579	267,381	4,592,844
Class B	(106,091)	(1,764,579)	(323,642)	(4,592,844)

Reacquired:(b)
Class A	(2,481,361)	(46,147,441)	(5,084,143)	(87,729,030)
Class B	(140,241)	(2,288,364)	(173,772)	(2,876,249)
Class C	(136,624)	(2,239,661)	(391,865)	(5,893,196)
Class Y	(66,269)	(1,224,385)	(165,677)	(2,841,388)
Class R5	(126,918)	(2,380,049)	(308,651)	(5,348,893)
Net increase (decrease) in share activity	(1,331,142)	$(24,680,412)	(1,922,898)	$(35,210,804)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $1,482 allocated among the classes based on relative net assets of each class for the year ended October 31, 2012.

13                         Invesco Global Small & Mid Cap Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(f)	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/13	$17.87	$0.09 (d)	$2.48	$2.57	$(0.16)	$(0.25)	$(0.41)	$20.03	14.65%	$517,315	1.39	%(e)	1.40	%(e)	1.02	%(d)(e)	10%
Year ended 10/31/12	17.93	0.17	1.10	1.27	(0.24)	(1.09)	(1.33)	17.87	7.94	482,051	1.42		1.43		1.00		37
Year ended 10/31/11	18.57	0.18	(0.74)	(0.56)	(0.08)	—	(0.08)	17.93	(3.05)	508,794	1.40		1.41		0.95		58
Year ended 10/31/10	14.79	0.06	3.78	3.84	(0.06)	—	(0.06)	18.57	26.07	589,712	1.45		1.46		0.37		39
Year ended 10/31/09	12.87	0.05	3.07	3.12	(0.15)	(1.05)	(1.20)	14.79	28.24	521,223	1.61		1.62		0.40		54
Year ended 10/31/08	29.51	0.15	(13.09)	(12.94)	(0.10)	(3.60)	(3.70)	12.87	(49.68)	464,060	1.45		1.46		0.70		74
Class B
Six months ended 04/30/13	15.57	0.02 (d)	2.15	2.17	(0.05)	(0.25)	(0.30)	17.44	14.19	16,131	2.14	(e)	2.15	(e)	0.27	(d)(e)	10
Year ended 10/31/12	15.74	0.04	0.96	1.00	(0.08)	(1.09)	(1.17)	15.57	7.12	17,529	2.17		2.18		0.25		37
Year ended 10/31/11	16.36	0.03	(0.65)	(0.62)	—	—	—	15.74	(3.79)	23,124	2.15		2.16		0.20		58
Year ended 10/31/10	13.07	(0.05)	3.34	3.29	—	—	—	16.36	25.17	34,439	2.20		2.21		(0.38)		39
Year ended 10/31/09	11.43	(0.04)	2.73	2.69	—	(1.05)	(1.05)	13.07	27.33	38,709	2.36		2.37		(0.35)		54
Year ended 10/31/08	26.73	(0.01)	(11.69)	(11.70)	—	(3.60)	(3.60)	11.43	(50.07)	44,392	2.20		2.21		(0.05)		74
Class C
Six months ended 04/30/13	15.58	0.02 (d)	2.16	2.18	(0.05)	(0.25)	(0.30)	17.46	14.24	25,615	2.14	(e)	2.15	(e)	0.27	(d)(e)	10
Year ended 10/31/12	15.75	0.04	0.96	1.00	(0.08)	(1.09)	(1.17)	15.58	7.11	22,401	2.17		2.18		0.25		37
Year ended 10/31/11	16.37	0.03	(0.65)	(0.62)	—	—	—	15.75	(3.79)	23,368	2.15		2.16		0.20		58
Year ended 10/31/10	13.08	(0.05)	3.34	3.29	—	—	—	16.37	25.15	26,369	2.20		2.21		(0.38)		39
Year ended 10/31/09	11.43	(0.04)	2.74	2.70	—	(1.05)	(1.05)	13.08	27.41	20,802	2.36		2.37		(0.35)		54
Year ended 10/31/08	26.74	(0.01)	(11.70)	(11.71)	—	(3.60)	(3.60)	11.43	(50.09)	19,690	2.20		2.21		(0.05)		74
Class Y
Six months ended 04/30/13	17.92	0.12 (d)	2.48	2.60	(0.20)	(0.25)	(0.45)	20.07	14.80	8,850	1.14	(e)	1.15	(e)	1.27	(d)(e)	10
Year ended 10/31/12	18.00	0.22	1.09	1.31	(0.30)	(1.09)	(1.39)	17.92	8.18	7,406	1.17		1.18		1.25		37
Year ended 10/31/11	18.64	0.23	(0.75)	(0.52)	(0.12)	—	(0.12)	18.00	(2.81)	7,589	1.15		1.16		1.20		58
Year ended 10/31/10	14.84	0.10	3.80	3.90	(0.10)	—	(0.10)	18.64	26.38	7,944	1.20		1.21		0.62		39
Year ended 10/31/09	12.87	0.09	3.09	3.18	(0.16)	(1.05)	(1.21)	14.84	28.70	4,715	1.36		1.37		0.65		54
Year ended 10/31/08(g)	15.38	0.01	(2.52)	(2.51)	—	—	—	12.87	(16.32)	1,580	1.24	(h)	1.26	(h)	0.91	(h)	74
Class R5
Six months ended 04/30/13	17.85	0.14 (d)	2.46	2.60	(0.23)	(0.25)	(0.48)	19.97	14.91	22,128	0.94	(e)	0.95	(e)	1.47	(d)(e)	10
Year ended 10/31/12	17.95	0.25	1.10	1.35	(0.36)	(1.09)	(1.45)	17.85	8.46	20,481	0.94		0.95		1.48		37
Year ended 10/31/11	18.59	0.27	(0.74)	(0.47)	(0.17)	—	(0.17)	17.95	(2.57)	22,918	0.91		0.92		1.44		58
Year ended 10/31/10	14.81	0.15	3.78	3.93	(0.15)	—	(0.15)	18.59	26.72	27,683	0.92		0.93		0.90		39
Year ended 10/31/09	12.93	0.13	3.07	3.20	(0.27)	(1.05)	(1.32)	14.81	29.20	23,859	0.96		0.97		1.05		54
Year ended 10/31/08	29.53	0.23	(13.12)	(12.89)	(0.11)	(3.60)	(3.71)	12.93	(49.46)	17,593	0.93		0.94		1.22		74

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.04 and 0.42%, $(0.03) and (0.33)%, $(0.03) and (0.33)%, $0.06 and 0.67% and $0.08 and 0.87% for Class A, Class B, Class C, Class Y and Class R5 shares, respectively.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $494,960, $17,027, $23,921, $7,777 and $21,233 for Class A, Class B, Class C, Class Y and Class R5 shares, respectively.
(f)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share, for fiscal years prior to October 31, 2012.
(g)	Commencement date of October 3, 2008 for Class Y shares.
(h)	Annualized.

14                         Invesco Global Small & Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,146.50	$7.40	$1,017.90	$6.95	1.39%
B	1,000.00	1,141.90	11.36	1,014.18	10.69	2.14
C	1,000.00	1,142.40	11.37	1,014.18	10.69	2.14
Y	1,000.00	1,148.00	6.07	1,019.14	5.71	1.14
R5	1,000.00	1,149.10	5.01	1,020.13	4.71	0.94

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

15                         Invesco Global Small & Mid Cap Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611 GSMG-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013

Invesco International Core Equity Fund
Nasdaq:
A:IBVAX ■ B: IBVBX ■ C: IBVCX ■ R: IIBRX ■ Y: IBVYX ■ Investor: IIBCX R5: IBVIX ■ R6: IBVFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	13.16%
Class B Shares	12.74
Class C Shares	12.78
Class R Shares	13.04
Class Y Shares	13.34
Investor Class Shares	13.16
Class R5 Shares	13.42
Class R6 Shares	13.44
MSCI EAFE Index ND▼(Broad Market/Style-Specific Index)	16.90
Lipper International Large-Cap Core Funds Index¡ (Peer Group Index)	15.24

Source(s): ▼Invesco, MSCI via FactSet Research Systems Inc.; ¡Lipper Inc.

The MSCI EAFE® Index ND is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return which withholds applicable taxes for non-resident investors.

The Lipper International Large-Cap Core Funds Index is an unmanaged index considered representative of international large-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco International Core Equity Fund

Average Annual Total Returns

As of 4/30/13, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	4.12%
10 Years	6.54
5 Years	-3.35
1 Year	6.68

Class B Shares
Inception (3/28/02)	4.17%
10 Years	6.54
5 Years	-3.34
1 Year	7.17

Class C Shares
Inception (2/14/00)	1.54%
10 Years	6.41
5 Years	-2.99
1 Year	11.19

Class R Shares
Inception (11/24/03)	5.29%
5 Years	-2.48
1 Year	12.81

Class Y Shares
10 Years	7.30%
5 Years	-2.04
1 Year	13.23

Investor Class Shares
Inception (10/28/98)	3.70%
10 Years	7.18
5 Years	-2.25
1 Year	13.05

Class R5 Shares
Inception (4/30/04)	5.30%
5 Years	-1.62
1 Year	13.65

Class R6 Shares
10 Years	7.22%
5 Years	-2.19
1 Year	13.41

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns

As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	3.72%
10 Years	6.93
5 Years	-2.98
1 Year	0.19

Class B Shares
Inception (3/28/02)	3.77%
10 Years	6.93
5 Years	-2.96
1 Year	0.38

Class C Shares
Inception (2/14/00)	1.21%
10 Years	6.81
5 Years	-2.61
1 Year	4.32

Class R Shares
Inception (11/24/03)	4.84%
5 Years	-2.09
1 Year	5.96

Class Y Shares
10 Years	7.71%
5 Years	-1.64
1 Year	6.44

Investor Class Shares
Inception (10/28/98)	3.39%
10 Years	7.60
5 Years	-1.85
1 Year	6.17

Class R5 Shares
Inception (4/30/04)	4.81%
5 Years	-1.24
1 Year	6.83

Class R6 Shares
10 Years	7.63%
5 Years	-1.79
1 Year	6.52

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 1.59%, 2.34%, 2.34%, 1.84%, 1.34%, 1.59%, 0.90% and 0.90%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    For Class C shares, had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3 Invesco International Core Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■  Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■	Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

    If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco International Core Equity Fund

Schedule of Investments

April 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.54%
Australia–9.65%
Australia & New Zealand Banking Group Ltd.	80,054	$2,645,688
BHP Billiton Ltd.	79,798	2,690,027
Macquarie Group Ltd.	59,031	2,402,376
Suncorp Group Ltd.	204,129	2,746,835
Telstra Corp. Ltd.	497,077	2,566,292
		13,051,218

Brazil–1.02%
Banco do Brasil S.A.	14,400	181,439
Companhia de Saneamento de Minas Gerais-Copasa MG	4,800	110,740
Companhia Paranaense de Energia—Copel–Class B–Preference Shares	11,700	208,177
Itau Unibanco Holding S.A.–Preference Shares	7,500	125,725
PDG Realty S.A. Empreendimentos e Participacoes	61,700	69,693
Petroleo Brasileiro S.A.–ADR	13,813	264,519
Telefonica Brasil S.A.–Preference Shares	7,500	198,708
Vale S.A.–ADR	12,616	215,607
		1,374,608

Canada–2.00%
Suncor Energy, Inc.	49,577	1,545,775
Toronto-Dominion Bank (The)	14,215	1,165,393
		2,711,168

China–1.01%
China Agri-Industries Holdings Ltd.	251,000	123,432
China Communications Construction Co. Ltd.–Class H	201,000	192,450
China Construction Bank Corp.–Class H	326,000	273,468
China Mobile Ltd.	37,500	410,513
CNOOC Ltd.	132,800	248,257
KWG Property Holding Ltd.	170,500	117,767
		1,365,887

Denmark–2.25%
Danske Bank AS(a)	90,210	1,708,153
TDC A/S	164,839	1,337,138
		3,045,291

France–11.69%
BNP Paribas S.A.	31,468	1,753,469
Bouygues S.A.(b)	73,408	2,053,258
Cie Generale des Etablissements Michelin	23,217	1,964,570
Sanofi	36,555	3,925,917
Total S.A.–ADR	71,784	3,606,428
Vallourec S.A.	52,129	2,510,317
		15,813,959

	Shares	Value
Germany–4.17%
Deutsche Lufthansa AG	69,104	$1,381,531
Muenchener Rueckversicherungs–Gesellschaft AG(b)	6,056	1,211,923
Porsche Automobil Holding SE–Preference Share(b)	30,130	2,362,026
Salzgitter AG	17,505	685,167
		5,640,647

Hong Kong–4.73%
Cheung Kong (Holdings) Ltd.	104,000	1,565,341
First Pacific Co. Ltd.	72,000	100,244
Haier Electronics Group Co. Ltd.	60,000	107,164
Henderson Land Development Co. Ltd.	256,000	1,856,179
Standard Chartered PLC	110,016	2,769,815
		6,398,743

India–0.55%
Bank of Baroda	9,353	121,622
Canara Bank Ltd.	11,293	87,045
Grasim Industries Ltd.	3,866	211,215
Oil and Natural Gas Corp. Ltd.	14,530	88,219
Tata Motors Ltd.	42,495	234,200
		742,301

Indonesia–0.31%
PT Bank Rakyat Indonesia (Persero) Tbk	167,500	161,964
PT Telekomunikasi Indonesia Persero Tbk	108,000	129,813
PT United Tractors Tbk	68,000	123,998
		415,775

Italy–1.64%
Eni S.p.A–ADR(b)	46,301	2,213,651

Japan–25.09%
Asahi Group Holdings, Ltd.	132,400	3,292,005
DeNA Co., Ltd.(b)	88,400	2,519,885
East Japan Railway Co.	19,100	1,616,058
JSR Corp.	59,900	1,378,149
Komatsu Ltd.	51,700	1,412,935
Mitsubishi Corp.	91,800	1,648,526
Mitsubishi UFJ Financial Group, Inc.	560,400	3,793,000
Nippon Telegraph & Telephone Corp.	28,200	1,395,682
Nippon Yusen Kabushiki Kaisha	252,000	656,560
Nissan Motor Co., Ltd.	265,200	2,763,803
Nitto Denko Corp.	26,700	1,752,795
NTT DoCoMo, Inc.	791	1,306,298
Seven & I Holdings Co., Ltd.	57,200	2,194,358
Shin-Etsu Chemical Co., Ltd.	22,800	1,536,818
Toyo Suisan Kaisha, Ltd.(b)	57,000	1,939,098
Toyota Motor Corp.	42,400	2,457,614
Yamada Denki Co., Ltd.	47,380	2,281,763
		33,945,347

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Core Equity Fund

	Shares	Value
Mexico–0.16%
America Movil S.A.B. de C.V.–Series L	199,500	$213,748

Norway–3.05%
Statoil ASA	43,774	1,071,831
Yara International ASA	65,253	3,055,234
		4,127,065

Poland–0.09%
KGHM Polska Miedz S.A.	2,723	127,929

Russia–0.58%
Gazprom OAO–ADR	15,950	126,563
Magnitogorsk Iron & Steel Works–REGS–GD(c)	27,066	81,842
Rosneft Oil Co.–REGS–GD(c)	31,244	213,553
Sberbank of Russia–ADR	15,781	202,944
Sistema JSFC–REGS–GD(c)	8,580	164,031
		788,933

South Africa–0.50%
Sasol Ltd.	5,118	221,720
Standard Bank Group Ltd.	10,585	132,230
Steinhoff International Holdings Ltd.(a)	73,261	195,529
Tiger Brands Ltd.	4,043	125,751
		675,230

South Korea–1.43%
Dongbu Insurance Co., Ltd.	5,066	204,475
Hyundai Department Store Co., Ltd.	944	137,150
Hyundai Mipo Dockyard Co., Ltd.	1,620	158,869
Hyundai Mobis	1,060	240,629
KT&G Corp.	3,306	238,056
POSCO	539	154,440
Samsung Electronics Co., Ltd.	341	470,652
Shinhan Financial Group Co., Ltd.	5,657	195,710
SK Telecom Co., Ltd.	777	136,523
		1,936,504

Spain–2.26%
Iberdrola S.A.	252,309	1,363,249
Telefonica S.A.	116,026	1,697,783
		3,061,032

Switzerland–9.34%
ABB Ltd.	89,233	2,024,987
Actelion Ltd.	21,816	1,333,878
Credit Suisse Group AG	72,583	2,020,195
Swisscom AG	8,217	3,872,055
Zurich Insurance Group AG	12,095	3,380,971
		12,632,086

	Shares	Value
Taiwan–0.47%
Hon Hai Precision Industry Co., Ltd.	75,000	$193,466
TPK Holding Co. Ltd.	9,000	182,767
Unimicron Technology Corp.	137,000	144,397
Wistron Corp.	115,450	117,052
		637,682

Thailand–0.27%
Bangkok Bank PCL–NVDR	24,300	188,070
PTT PCL	16,400	180,944
		369,014

Turkey–0.12%
Asya Katilim Bankasi AS(a)	133,671	162,401

United Arab Emirates–0.16%
Dragon Oil PLC	22,179	218,087

United Kingdom–14.00%
AstraZeneca PLC	32,541	1,689,607
Barclays PLC	637,682	2,833,540
GlaxoSmithKline PLC	107,917	2,783,633
Imperial Tobacco Group PLC	96,550	3,452,538
National Grid PLC	192,015	2,447,135
Rio Tinto PLC	37,826	1,715,173
Royal Dutch Shell PLC–ADR	31,921	2,169,670
Tesco PLC	324,445	1,845,370
		18,936,666
Total Common Stocks & Other Equity Interests (Cost $122,393,964)		130,604,972

Money Market Funds–0.54%
Liquid Assets Portfolio–Institutional Class(d)	361,940	361,940
Premier Portfolio–Institutional Class(d)	361,940	361,940
Total Money Market Funds (Cost $723,880)		723,880
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–97.08% (Cost $123,117,844)		131,328,852

Investments Purchased with Cash Collateral from Securities on Loan–5.27%
Liquid Assets Portfolio—Institutional Class (Cost $7,124,948)(d)(e)	7,124,948	7,124,948
TOTAL INVESTMENTS–102.35% (Cost $130,242,792)		138,453,800
OTHER ASSETS LESS LIABILITIES–(2.35)%		(3,170,347)
NET ASSETS–100.00%		$135,283,453

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Core Equity Fund

Investment Abbreviations:

ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2013.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2013 was $459,426, which represented less than 1% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2013

Financials	25.1%
Industrials	10.2
Materials	10.1
Telecommunication Services	9.9
Consumer Staples	9.8
Consumer Discretionary	9.5
Energy	9.0
Health Care	7.2
Utilities	3.0
Information Technology	2.7
Money Market Funds Plus Other Assets Less Liabilities	3.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Core Equity Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $122,393,964)*	$130,604,972
Investments in affiliated money market funds, at value and cost	7,848,828
Total investments, at value (Cost $130,242,792)	138,453,800
Receivable for:
Investments sold	3,200,211
Fund shares sold	16,470
Dividends	1,053,510
Investment for trustee deferred compensation and retirement plans	50,700
Other assets	61,368
Total assets	142,836,059

Liabilities:
Payable for:
Fund shares reacquired	139,514
Amount due custodian	47,233
Collateral upon return of securities loaned	7,124,948
Accrued fees to affiliates	75,969
Accrued trustees’ and officers’ fees and benefits	5,447
Accrued other operating expenses	55,619
Trustee deferred compensation and retirement plans	103,876
Total liabilities	7,552,606
Net assets applicable to shares outstanding	$135,283,453

Net assets consist of:
Shares of beneficial interest	$175,149,597
Undistributed net investment income	829,350
Undistributed net realized gain (loss)	(48,935,630)
Unrealized appreciation	8,240,136
$135,283,453

Net Assets:
Class A	$41,650,482
Class B	$2,720,717
Class C	$11,985,208
Class R	$2,006,827
Class Y	$1,196,698
Investor Class	$14,878,111
Class R5	$3,091,516
Class R6	$57,753,894

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	3,798,064
Class B	246,890
Class C	1,117,074
Class R	182,480
Class Y	107,431
Investor Class	1,335,811
Class R5	282,648
Class R6	5,284,225
Class A:
Net asset value per share	$10.97
Maximum offering price per share
(Net asset value of $10.97 ÷ 94.50%)	$11.61
Class B:
Net asset value and offering price per share	$11.02
Class C:
Net asset value and offering price per share	$10.73
Class R:
Net asset value and offering price per share	$11.00
Class Y:
Net asset value and offering price per share	$11.14
Investor Class:
Net asset value and offering price per share	$11.14
Class R5:
Net asset value and offering price per share	$10.94
Class R6:
Net asset value and offering price per share	$10.93

*	At April 30, 2013, securities with an aggregate value of $6,769,280 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco International Core Equity Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $167,424)	$2,810,515
Dividends from affiliated money market funds (includes securities lending income of $22,584)	24,479
Total investment income	2,834,994

Expenses:
Advisory fees	800,913
Administrative services fees	24,795
Custodian fees	49,317
Distribution fees:
Class A	50,169
Class B	14,779
Class C	59,154
Class R	5,081
Investor Class	18,093
Transfer agent fees — A, B, C, R, Y and Investor	136,672
Transfer agent fees — R5	798
Transfer agent fees — R6	563
Trustees’ and officers’ fees and benefits	18,508
Other	117,707
Total expenses	1,296,549
Less: Fees waived and expense offset arrangement(s)	(3,049)
Net expenses	1,293,500
Net investment income	1,541,494

Realized and unrealized gain from:
Net realized gain (loss) from:
Investment securities (Net of foreign taxes of $46,298)	35,306,386
Foreign currencies	(85,389)
35,220,997
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $30,899)	(4,128,835)
Foreign currencies	5,563
(4,123,272)
Net realized and unrealized gain	31,097,725
Net increase in net assets resulting from operations	$32,639,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco International Core Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income	$1,541,494	$6,546,284
Net realized gain (loss)	35,220,997	(9,630,124)
Change in net unrealized appreciation (depreciation)	(4,123,272)	9,253,160
Net increase in net assets resulting from operations	32,639,219	6,169,320

Distributions to shareholders from net investment income:
Class A	(710,340)	(1,194,907)
Class B	(30,084)	(85,504)
Class C	(118,668)	(295,545)
Class R	(31,854)	(71,058)
Class Y	(28,912)	(38,444)
Investor Class	(255,658)	(428,804)
Class R5	(197,847)	(7,206,076)
Class R6	(5,230,104)	—
Total distributions from net investment income	(6,603,467)	(9,320,338)

Share transactions–net:
Class A	(1,654,958)	(4,194,169)
Class B	(692,649)	(1,465,367)
Class C	(1,205,061)	(3,368,728)
Class R	(229,773)	(826,663)
Class Y	(357,524)	87,877
Investor Class	(844,375)	(1,507,656)
Class R5	(5,232,563)	(202,598,493)
Class R6	(163,656,762)	207,367,842
Net increase (decrease) in net assets resulting from share transactions	(173,873,665)	(6,505,357)
Net increase (decrease) in net assets	(147,837,913)	(9,656,375)

Net assets:
Beginning of period	283,121,366	292,777,741
End of period (includes undistributed net investment income of $829,350 and $5,891,323, respectively)	$135,283,453	$283,121,366

Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Core Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B

10                         Invesco International Core Equity Fund

shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer

11                         Invesco International Core Equity Fund

derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L.

Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund

12                         Invesco International Core Equity Fund

owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.75%
Next $500 million	0.65%
From $1 billion	0.55%
From $2 billion	0.45%
From $4 billion	0.40%
From $6 billion	0.375%
Over $8 billion	0.35%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00%, 2.25%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees of $2,526.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $4,073 in front-end sales commissions from the sale of Class A shares and $91, $2,719 and $443 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13                         Invesco International Core Equity Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2013, there were transfers from Level 1 to Level 2 of $44,784,990 and from Level 2 to Level 1 of $22,870,203, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$5,313,127	$7,738,091	$—	$13,051,218
Brazil	1,374,608	—	—	1,374,608
Canada	2,711,168	—	—	2,711,168
China	720,730	645,157	—	1,365,887
Denmark	1,337,138	1,708,153	—	3,045,291
France	5,359,897	10,454,062	—	15,813,959
Germany	2,066,698	3,573,949	—	5,640,647
Hong Kong	1,672,505	4,726,238	—	6,398,743
India	175,264	567,037	—	742,301
Indonesia	253,811	161,964	—	415,775
Italy	2,213,651	—	—	2,213,651
Japan	19,541,298	14,404,049	—	33,945,347
Mexico	213,748	—	—	213,748
Norway	3,055,234	1,071,831	—	4,127,065
Poland	—	127,929	—	127,929
Russia	543,060	245,873	—	788,933
South Africa	453,510	221,720	—	675,230
South Korea	1,782,064	154,440	—	1,936,504
Spain	—	3,061,032	—	3,061,032
Switzerland	1,333,878	11,298,208	—	12,632,086
Taiwan	310,518	327,164	—	637,682
Thailand	—	369,014	—	369,014
Turkey	—	162,401	—	162,401
United Arab Emirates	218,087	—	—	218,087
United Kingdom	13,036,993	5,899,673	—	18,936,666
United States	7,848,828	—	—	7,848,828
Total Investments	$71,535,815	$66,917,985	$—	$138,453,800

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $523.

14                         Invesco International Core Equity Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2016	$11,926,757	$—	$11,926,757
October 31, 2017	59,517,145	—	59,517,145
Not subject to expiration	4,399,528	5,453,768	9,853,296
	$75,843,430	$5,453,768	$81,297,198

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $19,558,888 and $199,501,445, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$19,020,415
Aggregate unrealized (depreciation) of investment securities	(13,668,837)
Net unrealized appreciation of investment securities	$5,351,578

Cost of investments for tax purposes is $133,102,222.

15                         Invesco International Core Equity Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	289,189	$3,020,126	575,295	$5,527,199
Class B	11,875	125,009	28,628	282,638
Class C	102,004	1,044,451	105,635	996,063
Class R	31,063	326,502	70,699	677,226
Class Y	24,922	263,204	42,853	425,170
Investor Class	33,372	356,679	64,957	636,710
Class R5	4,760	49,619	3,199,332	29,178,405
Class R6(b)	227,894	2,370,522	20,951,195	210,629,278

Issued as reinvestment of dividends:
Class A	67,198	679,375	124,973	1,180,999
Class B	2,866	29,203	8,828	83,953
Class C	10,612	105,270	29,526	273,705
Class R	3,138	31,854	7,496	71,058
Class Y	2,676	27,450	3,796	36,365
Investor Class	24,114	247,647	43,718	419,256
Class R5	19,646	197,834	765,787	7,206,058
Class R6	519,891	5,230,104	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	32,829	346,194	106,817	1,021,343
Class B	(32,657)	(346,194)	(106,504)	(1,021,343)

Reacquired:(c)
Class A	(547,501)	(5,700,653)	(1,241,662)	(11,923,710)
Class B	(47,689)	(500,667)	(83,859)	(810,615)
Class C	(232,915)	(2,354,782)	(498,561)	(4,638,496)
Class R	(55,867)	(588,129)	(162,168)	(1,574,947)
Class Y	(60,817)	(648,178)	(38,980)	(373,658)
Investor Class	(136,845)	(1,448,701)	(268,692)	(2,563,622)
Class R5	(516,071)	(5,480,016)	(23,944,212)	(238,982,956)
Class R6	(16,085,143)	(171,257,388)	(329,612)	(3,261,436)
Net increase (decrease) in share activity	(16,307,456)	$(173,873,665)	(544,715)	$(6,505,357)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
In addition, 45% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.
(b)	Commencement date of September 24, 2012.
(c)	Net of redemption fees of $131 allocated among the classes based on relative net assets of each class for the year ended October 31, 2012.

16                         Invesco International Core Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/13	$9.87	$0.05	$1.23	$1.28	$(0.18)	$—	$(0.18)	$10.97	13.16%	$41,650	1.57	%(e)	1.57	%(e)	1.08	%(e)	10%
Year ended 10/31/12	10.02	0.18	(0.05)	0.13	(0.28)	—	(0.28)	9.87	1.40	39,044	1.59		1.59		1.86		20
Year ended 10/31/11	10.96	0.30	(1.11)	(0.81)	(0.13)	—	(0.13)	10.02	(7.46)	43,983	1.54		1.54		2.71		26
Year ended 10/31/10	10.34	0.17	0.62	0.79	(0.17)	—	(0.17)	10.96	7.68	40,422	1.51		1.51		1.59		39
Year ended 10/31/09	8.63	0.14	1.87	2.01	(0.30)	—	(0.30)	10.34	24.35	61,810	1.62		1.62		1.63		43
Year ended 10/31/08	16.77	0.28	(7.01)	(6.73)	(0.18)	(1.23)	(1.41)	8.63	(43.45)	45,100	1.45		1.45		2.13		38
Class B
Six months ended 04/30/13	9.87	0.02	1.23	1.25	(0.10)	—	(0.10)	11.02	12.74	2,721	2.32	(e)	2.32	(e)	0.33	(e)	10
Year ended 10/31/12	10.00	0.11	(0.05)	0.06	(0.19)	—	(0.19)	9.87	0.67	3,085	2.34		2.34		1.11		20
Year ended 10/31/11	10.92	0.22	(1.11)	(0.89)	(0.03)	—	(0.03)	10.00	(8.16)	4,654	2.29		2.29		1.96		26
Year ended 10/31/10	10.30	0.09	0.62	0.71	(0.09)	—	(0.09)	10.92	6.88	6,906	2.26		2.26		0.84		39
Year ended 10/31/09	8.54	0.08	1.86	1.94	(0.18)	—	(0.18)	10.30	23.26	9,864	2.37		2.37		0.88		43
Year ended 10/31/08	16.58	0.18	(6.93)	(6.75)	(0.06)	(1.23)	(1.29)	8.54	(43.79)	10,873	2.20		2.20		1.38		38
Class C
Six months ended 04/30/13	9.61	0.02	1.20	1.22	(0.10)	—	(0.10)	10.73	12.78	11,985	2.32	(e)	2.32	(e)	0.33	(e)	10
Year ended 10/31/12	9.74	0.11	(0.05)	0.06	(0.19)	—	(0.19)	9.61	0.69	11,896	2.34		2.34		1.11		20
Year ended 10/31/11	10.65	0.21	(1.09)	(0.88)	(0.03)	—	(0.03)	9.74	(8.28)	15,597	2.29		2.29		1.96		26
Year ended 10/31/10	10.04	0.09	0.61	0.70	(0.09)	—	(0.09)	10.65	6.96	20,110	2.26		2.26		0.84		39
Year ended 10/31/09	8.33	0.07	1.82	1.89	(0.18)	—	(0.18)	10.04	23.25	22,854	2.37		2.37		0.88		43
Year ended 10/31/08	16.21	0.18	(6.77)	(6.59)	(0.06)	(1.23)	(1.29)	8.33	(43.80)	21,323	2.20		2.20		1.38		38
Class R
Six months ended 04/30/13	9.88	0.05	1.23	1.28	(0.16)	—	(0.16)	11.00	13.04	2,007	1.82	(e)	1.82	(e)	0.83	(e)	10
Year ended 10/31/12	10.01	0.15	(0.03)	0.12	(0.25)	—	(0.25)	9.88	1.29	2,016	1.84		1.84		1.61		20
Year ended 10/31/11	10.95	0.27	(1.11)	(0.84)	(0.10)	—	(0.10)	10.01	(7.76)	2,885	1.79		1.79		2.46		26
Year ended 10/31/10	10.33	0.14	0.62	0.76	(0.14)	—	(0.14)	10.95	7.41	3,028	1.76		1.76		1.34		39
Year ended 10/31/09	8.61	0.12	1.86	1.98	(0.26)	—	(0.26)	10.33	23.88	2,697	1.87		1.87		1.38		43
Year ended 10/31/08	16.72	0.24	(6.98)	(6.74)	(0.14)	(1.23)	(1.37)	8.61	(43.55)	2,077	1.70		1.70		1.88		38
Class Y
Six months ended 04/30/13	10.03	0.07	1.25	1.32	(0.21)	—	(0.21)	11.14	13.34	1,197	1.32	(e)	1.32	(e)	1.33	(e)	10
Year ended 10/31/12	10.18	0.21	(0.05)	0.16	(0.31)	—	(0.31)	10.03	1.67	1,411	1.34		1.34		2.11		20
Year ended 10/31/11	11.14	0.33	(1.12)	(0.79)	(0.17)	—	(0.17)	10.18	(7.23)	1,354	1.29		1.29		2.96		26
Year ended 10/31/10	10.51	0.19	0.64	0.83	(0.20)	—	(0.20)	11.14	7.91	1,839	1.26		1.26		1.84		39
Year ended 10/31/09	8.75	0.18	1.88	2.06	(0.30)	—	(0.30)	10.51	24.61	1,983	1.37		1.37		1.88		43
Year ended 10/31/08(f)	10.45	0.01	(1.71)	(1.70)	—	—	—	8.75	(16.27)	185	1.30	(g)	1.30	(g)	2.28	(g)	38
Investor Class
Six months ended 04/30/13	10.02	0.05	1.25	1.30	(0.18)	—	(0.18)	11.14	13.16	14,878	1.57	(e)	1.57	(e)	1.08	(e)	10
Year ended 10/31/12	10.16	0.18	(0.04)	0.14	(0.28)	—	(0.28)	10.02	1.48	14,181	1.59		1.59		1.86		20
Year ended 10/31/11	11.12	0.30	(1.13)	(0.83)	(0.13)	—	(0.13)	10.16	(7.53)	16,009	1.54		1.54		2.71		26
Year ended 10/31/10	10.49	0.17	0.63	0.80	(0.17)	—	(0.17)	11.12	7.67	19,438	1.51		1.51		1.59		39
Year ended 10/31/09	8.75	0.14	1.90	2.04	(0.30)	—	(0.30)	10.49	24.35	21,500	1.62		1.62		1.63		43
Year ended 10/31/08	16.98	0.28	(7.10)	(6.82)	(0.18)	(1.23)	(1.41)	8.75	(43.44)	19,710	1.45		1.45		2.13		38
Class R5
Six months ended 04/30/13	9.89	0.09	1.22	1.31	(0.26)	—	(0.26)	10.94	13.42	3,092	0.98	(e)	0.98	(e)	1.67	(e)	10
Year ended 10/31/12	10.04	0.24	(0.04)	0.20	(0.35)	—	(0.35)	9.89	2.15	7,656	0.90		0.90		2.55		20
Year ended 10/31/11	10.99	0.37	(1.11)	(0.74)	(0.21)	—	(0.21)	10.04	(6.85)	208,295	0.91		0.91		3.34		26
Year ended 10/31/10	10.37	0.23	0.63	0.86	(0.24)	—	(0.24)	10.99	8.35	228,027	0.91		0.91		2.19		39
Year ended 10/31/09	8.70	0.20	1.86	2.06	(0.39)	—	(0.39)	10.37	25.10	241,432	0.94		0.94		2.31		43
Year ended 10/31/08	16.89	0.35	(7.05)	(6.70)	(0.26)	(1.23)	(1.49)	8.70	(43.08)	209,494	0.87		0.87		2.71		38
Class R6
Six months ended 04/30/13	9.88	0.08	1.23	1.31	(0.26)	—	(0.26)	10.93	13.44	57,754	0.95	(e)	0.95	(e)	1.70	(e)	10
Year ended 10/31/12(f)	10.05	0.03	(0.20)	(0.17)	—	—	—	9.88	(1.69)	203,831	0.87	(g)	0.87	(g)	2.58	(g)	20

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for fiscal years prior to October 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $40,468, $2,980, $11,929, $2,049, $1,313, $14,594, $5,641 and $136,372 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of October 3, 2008 and September 24, 2012 for Class Y and Class R6 shares, respectively.
(g)	Annualized.

17                         Invesco International Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,131.60	$8.30	$1,017.01	$7.85	1.57%
B	1,000.00	1,127.40	12.24	1,013.29	11.58	2.32
C	1,000.00	1,127.80	12.24	1,013.29	11.58	2.32
R	1,000.00	1,130.40	9.61	1,015.77	9.10	1.82
Y	1,000.00	1,133.40	6.98	1,018.25	6.61	1.32
Investor	1,000.00	1,131.60	8.30	1,017.01	7.85	1.57
R5	1,000.00	1,134.20	5.19	1,019.93	4.91	0.98
R6	1,000.00	1,134.40	5.03	1,020.08	4.76	0.95

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                         Invesco International Core Equity Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

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You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	I-ICE-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013

Invesco International Growth Fund
Nasdaq:
A: AIIEX ■ B: AIEBX ■ C: AIECX ■ R: AIERX ■ Y: AIIYX ■ R5: AIEVX ■ R6: IGFRX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A S hares	9.65%
Class B Shares	9.22
Class C Shares	9.25
Class R Shares	9.53
Class Y Shares	9.77
Class R5 Shares	9.86
Class R6 Shares	9.88
MSCI EAFE Index ND▼(Broad Market Index)	16.90
Custom International Growth Index▼(Style-Specific Index)*	15.03
MSCI EAFE Growth Index ND▼(Former Style-Specific Index)*	17.20
Lipper International Multi-Cap Growth Funds Index¡ (Peer Group Index)	13.90

Source(s): ▼Invesco, MSCI via FactSet Research Systems Inc.; ¡Lipper Inc.

* During the reporting period, the Fund has elected to use the Custom International Growth Index as its style-specific index rather than the MSCI EAFE Growth Index ND because the new index is more aligned with the market allocations of the Fund and therefore a more appropriate benchmark by which to measure relative allocations and performance.

The MSCI EAFE® Index ND is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return which withholds applicable taxes for non-resident investors.

The Custom International Growth Index is an index comprised of the MSCI EAFE Growth Index ND through 02/28/13 and the MSCI AC World ex US Growth Index ND thereafter.

The MSCI EAFE® Growth Index ND is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East. The index is computed using the net return which withholds applicable taxes for non-resident investors.

The Lipper International Multi-Cap Growth Funds Index is an unmanaged index considered representative of international multi-cap growth funds tracked by Lipper.

The MSCI AC World ex US Growth Index ND is a market capitalization weighted index that includes growth companies in developed and emerging markets throughout the world, excluding the US. The index is computed using the net return which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco International Growth Fund

Average Annual Total Returns

As of 4/30/13, including maximum applicable sales charges

Class A Shares
Inception (4/7/92)	7.72%
10 Years	10.13
5 Years	0.28
1 Year	4.39

Class B Shares
Inception (9/15/94)	6.26%
10 Years	10.10
5 Years	0.27
1 Year	4.60

Class C Shares
Inception (8/4/97)	4.45%
10 Years	9.94
5 Years	0.66
1 Year	8.63

Class R Shares
Inception (6/3/02)	7.65%
10 Years	10.48
5 Years	1.17
1 Year	10.17

Class Y Shares
10 Years	10.89%
5 Years	1.66
1 Year	10.71

Class R5 Shares
Inception (3/15/02)	8.41%
10 Years	11.27
5 Years	1.85
1 Year	10.87

Class R6 Shares
10 Years	10.78%
5 Years	1.47
1 Year	10.74

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may

Average Annual Total Returns

As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (4/7/92)	7.67%
10 Years	10.60
5 Years	0.62
1 Year	2.49

Class B Shares
Inception (9/15/94)	6.20%
10 Years	10.57
5 Years	0.62
1 Year	2.63

Class C Shares
Inception (8/4/97)	4.37%
10 Years	10.41
5 Years	1.01
1 Year	6.66

Class R Shares
Inception (6/3/02)	7.55%
10 Years	10.94
5 Years	1.52
1 Year	8.21

Class Y Shares
10 Years	11.35%
5 Years	2.01
1 Year	8.73

Class R5 Shares
Inception (3/15/02)	8.31%
10 Years	11.74
5 Years	2.19
1 Year	8.84

Class R6 Shares
10 Years	11.24%
5 Years	1.81
1 Year	8.70

be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B,

Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.38%, 2.13%, 2.13%, 1.63%, 1.13%, 1.00% and 0.93%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco International Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

You can be sure your Board remains committed to doing its part in helping you along the way. In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

■  Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■	Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

    If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco International Growth Fund

Schedule of Investments

April 30, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–90.35%
Australia–4.76%
BHP Billiton Ltd.	1,256,289	$42,350,071
Brambles Ltd.	13,394,674	121,088,175
CSL Ltd.	1,128,459	73,655,232
WorleyParsons Ltd.	2,700,429	63,745,406
		300,838,884

Belgium–1.62%
Anheuser–Busch InBev N.V.	1,069,097	102,164,061

Brazil–2.05%
Banco Bradesco S.A.–ADR	7,378,010	122,401,186
BM&FBovespa S.A.	1,052,400	7,295,476
		129,696,662

Canada–8.69%
Agrium Inc.	536,431	49,175,504
Canadian National Railway Co.	544,809	53,339,797
Canadian Natural Resources Ltd.	973,738	28,562,595
Cenovus Energy Inc.	1,920,193	57,468,552
CGI Group Inc.–Class A(a)	3,138,873	99,394,529
Fairfax Financial Holdings Ltd.	161,773	64,900,296
Potash Corp. of Saskatchewan Inc.	1,657,450	69,759,658
Suncor Energy, Inc.	4,050,585	126,294,297
		548,895,228

China–4.98%
Baidu, Inc.–ADR(a)	1,169,630	100,412,736
Belle International Holdings Ltd.	18,267,000	29,801,191
China Mobile Ltd.	4,582,966	50,169,838
CNOOC Ltd.	34,757,093	64,975,100
Industrial & Commercial Bank of China Ltd.–Class H	97,596,461	68,781,681
		314,140,546

Denmark–0.94%
Novo Nordisk AS–Class B	339,117	59,485,803

France–4.01%
Eutelsat Communications S.A.	1,322,125	47,804,367
Publicis Groupe S.A.	1,490,355	103,674,966
Schneider Electric S.A.	951,848	72,774,846
Sodexo	342,806	28,628,062
		252,882,241

Germany–8.20%
Adidas AG	1,062,377	111,022,535
Allianz S.E.	330,367	48,752,209
Deutsche Boerse AG	769,867	48,059,563
Deutsche Post AG	1,927,862	45,796,873
Fresenius Medical Care AG & Co. KGaA	816,627	56,356,083

	Shares	Value
Germany–(continued)
SAP AG	1,805,932	$143,442,055
Volkswagen AG–Preference Shares	317,256	64,303,445
		517,732,763

Hong Kong–2.21%
Galaxy Entertainment Group Ltd.(a)	15,972,090	71,639,662
Hutchison Whampoa Ltd.	6,229,590	67,673,669
		139,313,331

Ireland–0.53%
Shire PLC	1,076,794	33,544,821

Israel–1.65%
Teva Pharmaceutical Industries Ltd.–ADR	2,725,036	104,341,628

Japan–4.82%
Denso Corp.	1,146,747	51,442,828
Fanuc Corp.	439,612	66,409,591
Keyence Corp.	209,727	66,474,144
Komatsu Ltd.	1,229,128	33,591,449
Toyota Motor Corp.	1,494,630	86,632,618
		304,550,630

Mexico–2.57%
America Movil S.A.B. de C.V., Series L–ADR	1,819,949	38,910,510
Fomento Economico Mexicano, S.A.B. de C.V.–ADR	403,609	45,765,224
Grupo Televisa S.A.B.–ADR	3,075,375	77,868,495
		162,544,229

Netherlands–1.29%
Unilever N.V.	1,910,901	81,490,689

Russia–0.39%
Gazprom OAO–ADR	3,138,123	24,901,006

Singapore–2.19%
Keppel Corp. Ltd.	8,771,313	76,433,475
Keppel REIT	1,754,263	2,150,635
United Overseas Bank Ltd.	3,449,166	59,849,694
		138,433,804

South Korea–3.09%
Hyundai Mobis	348,434	79,097,505
NHN Corp.	253,892	68,240,622
Samsung Electronics Co., Ltd.	34,643	47,814,688
		195,152,815

Spain–1.44%
Amadeus IT Holding S.A.–Class A	3,072,415	90,699,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Growth Fund

	Shares	Value
Sweden–4.55%
Investment AB Kinnevik–Class B	1,787,938	$46,711,919
Investor AB–Class B	2,626,711	77,555,940
Swedbank AB–Class A	2,431,222	59,965,527
Telefonaktiebolaget LM Ericsson–Class B	4,275,713	53,379,605
Volvo AB–Class B	3,575,343	49,598,946
		287,211,937

Switzerland–9.39%
ABB Ltd.	3,583,052	81,311,092
Julius Baer Group Ltd.	1,971,874	78,685,753
Nestle S.A.	1,333,282	95,213,944
Novartis AG	986,284	73,334,412
Roche Holding AG	503,465	126,047,062
Syngenta AG	224,417	96,097,852
UBS AG(a)	2,359,015	42,254,390
		592,944,505

Taiwan–1.12%
Taiwan Semiconductor Manufacturing Co. Ltd.	19,133,887	70,926,223

Turkey–1.04%
Akbank T.A.S.	12,472,409	65,721,701

United Kingdom–17.63%
BG Group PLC	4,991,965	84,264,434
British American Tobacco PLC	2,260,161	125,199,910
British Sky Broadcasting Group PLC	4,922,551	64,589,636

	Shares	Value
United Kingdom–(continued)
Centrica PLC	9,352,319	$53,975,447
Compass Group PLC	11,639,059	153,138,568
Imperial Tobacco Group PLC	2,991,825	106,984,877
Informa PLC	6,966,037	51,724,580
Kingfisher PLC	10,827,187	52,660,140
Next PLC	786,372	53,304,404
Reed Elsevier PLC	13,705,787	160,105,083
Royal Dutch Shell PLC–Class B	1,944,683	67,936,208
Smith & Nephew PLC	4,399,411	50,196,061
WPP PLC	5,385,732	89,016,326
		1,113,095,674

United States–1.19%
Avago Technologies Ltd.	2,346,918	75,007,499
Total Common Stocks & Other Equity Interests (Cost $4,213,295,322)		5,705,716,076

Money Market Funds–9.58%
Liquid Assets Portfolio–Institutional Class(b)	302,476,422	302,476,422
Premier Portfolio–Institutional Class(b)	302,476,422	302,476,422
Total Money Market Funds (Cost $604,952,844)		604,952,844
TOTAL INVESTMENTS–99.93% (Cost $4,818,248,166)		6,310,668,920
OTHER ASSETS LESS LIABILITIES–0.07%		4,166,944
NET ASSETS–100.00%		$6,314,835,864

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2013

Consumer Discretionary	21.8%
Information Technology	12.9
Financials	12.6
Industrials	10.6
Health Care	9.1
Consumer Staples	8.9
Energy	8.2
Materials	4.1
Telecommunication Services	1.4
Utilities	0.9
Money Market Funds Plus Other Assets Less Liabilities	9.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Growth Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $4,213,295,322)	$5,705,716,076
Investments in affiliated money market funds, at value and cost	604,952,844
Total investments, at value (Cost $4,818,248,166)	6,310,668,920
Foreign currencies, at value (Cost $5,829,774)	5,834,477
Receivable for:
Investments sold	4,163,812
Fund shares sold	12,624,832
Dividends	21,639,396
Investment for trustee deferred compensation and retirement plans	173,455
Other assets	137,851
Total assets	6,355,242,743

Liabilities:
Payable for:
Investments purchased	30,271,374
Fund shares reacquired	6,116,300
Accrued fees to affiliates	2,789,900
Accrued trustees’ and officers’ fees and benefits	8,103
Accrued other operating expenses	553,519
Trustee deferred compensation and retirement plans	667,683
Total liabilities	40,406,879
Net assets applicable to shares outstanding	$6,314,835,864

Net assets consist of:
Shares of beneficial interest	$5,087,408,932
Undistributed net investment income	28,467,518
Undistributed net realized gain (loss)	(293,614,922)
Unrealized appreciation	1,492,574,336
$6,314,835,864

Net Assets:
Class A	$2,357,218,486
Class B	$41,101,040
Class C	$138,654,722
Class R	$95,555,145
Class Y	$1,900,675,115
Class R5	$1,538,453,904
Class R6	$243,177,452

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	77,673,008
Class B	1,464,086
Class C	4,934,026
Class R	3,182,057
Class Y	62,480,870
Class R5	49,974,075
Class R6	7,902,211
Class A:
Net asset value per share	$30.35
Maximum offering price per share
(Net asset value of $30.35 ÷ 94.50%)	$32.12
Class B:
Net asset value and offering price per share	$28.07
Class C:
Net asset value and offering price per share	$28.10
Class R:
Net asset value and offering price per share	$30.03
Class Y:
Net asset value and offering price per share	$30.42
Class R5:
Net asset value and offering price per share	$30.79
Class R6:
Net asset value and offering price per share	$30.77

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Growth Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $6,494,015)	$67,371,337
Dividends from affiliated money market funds	272,267
Interest	5,369
Total investment income	67,648,973

Expenses:
Advisory fees	24,658,223
Administrative services fees	325,107
Custodian fees	783,870
Distribution fees:
Class A	2,790,557
Class B	217,439
Class C	675,461
Class R	231,097
Transfer agent fees — A, B, C, R and Y	3,939,154
Transfer agent fees — R5	481,181
Transfer agent fees — R6	4,853
Trustees’ and officers’ fees and benefits	59,055
Other	467,226
Total expenses	34,633,223
Less: Fees waived and expense offset arrangement(s)	(374,988)
Net expenses	34,258,235
Net investment income	33,390,738

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	8,694,133
Foreign currencies	(1,084,833)
7,609,300
Change in net unrealized appreciation of:
Investment securities	495,195,254
Foreign currencies	215,594
495,410,848
Net realized and unrealized gain	503,020,148
Net increase in net assets resulting from operations	$536,410,886

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco International Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income	$33,390,738	$56,582,481
Net realized gain	7,609,300	65,564,918
Change in net unrealized appreciation	495,410,848	237,733,804
Net increase in net assets resulting from operations	536,410,886	359,881,203

Distributions to shareholders from net investment income:
Class A	(21,975,533)	(24,794,919)
Class B	(188,836)	(297,285)
Class C	(568,367)	(754,132)
Class R	(724,598)	(1,093,679)
Class Y	(18,141,196)	(11,922,825)
Class R5	(17,685,492)	(24,768,329)
Class R6	(3,042,814)	—
Total distributions from net investment income	(62,326,836)	(63,631,169)

Share transactions–net:
Class A	40,560,197	(42,994,301)
Class B	(7,443,579)	(15,485,476)
Class C	(6,264,760)	(19,800,385)
Class R	(840,928)	(27,645,778)
Class Y	304,019,403	629,419,616
Class R5	136,747,689	(245,281,401)
Class R6	(1,985,895)	229,878,780
Net increase in net assets resulting from share transactions	464,792,127	508,091,055
Net increase in net assets	938,876,177	804,341,089

Net assets:
Beginning of period	5,375,959,687	4,571,618,598
End of period (includes undistributed net investment income of $28,467,518 and $57,403,616, respectively)	$6,314,835,864	$5,375,959,687

Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

9                         Invesco International Growth Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

10                         Invesco International Growth Fund

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Redemption Fees — The Fund had a 2% redemption fee that was retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, was imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee was recorded as an increase in shareholder capital and was allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

11                         Invesco International Growth Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 2.15%, 2.15%, 1.65%, 1.15%, 1.15% and 1.15%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees of $370,980.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $256,833 in front-end sales commissions from the sale of Class A shares and $1,358, $20,012 and $2,815 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12                         Invesco International Growth Fund

During the six months ended April 30, 2013, there were transfers from Level 1 to Level 2 of $1,194,787,004 and from Level 2 to Level 1 of $953,689,849, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$258,488,813	$42,350,071	$—	$300,838,884
Belgium	—	102,164,061	—	102,164,061
Brazil	129,696,662	—	—	129,696,662
Canada	548,895,228	—	—	548,895,228
China	180,383,765	133,756,781	—	314,140,546
Denmark	59,485,803	—	—	59,485,803
France	132,303,028	120,579,213	—	252,882,241
Germany	360,913,355	156,819,408	—	517,732,763
Hong Kong	67,673,669	71,639,662	—	139,313,331
Ireland	—	33,544,821	—	33,544,821
Israel	104,341,628	—	—	104,341,628
Japan	66,474,144	238,076,486	—	304,550,630
Mexico	162,544,229	—	—	162,544,229
Netherlands	—	81,490,689	—	81,490,689
Russia	24,901,006	—	—	24,901,006
Singapore	2,150,635	136,283,169	—	138,433,804
South Korea	195,152,815	—	—	195,152,815
Spain	90,699,396	—	—	90,699,396
Sweden	100,091,524	187,120,413	—	287,211,937
Switzerland	95,213,944	497,730,561	—	592,944,505
Taiwan	70,926,223	—	—	70,926,223
Turkey	—	65,721,701	—	65,721,701
United Kingdom	682,040,668	431,055,006	—	1,113,095,674
United States	679,960,343	—	—	679,960,343
Total Investments	$4,012,336,878	$2,298,332,042	$—	$6,310,668,920

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,008.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

13                         Invesco International Growth Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$297,609,446	$—	$297,609,446

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011, the date of reorganization of Invesco Van Kampen International Advantage Fund and Invesco Van Kampen International Growth Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $828,154,771 and $541,342,456, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,538,659,032
Aggregate unrealized (depreciation) of investment securities	(54,090,387)
Net unrealized appreciation of investment securities	$1,484,568,645

Cost of investments for tax purposes is $4,826,100,275.

14                         Invesco International Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		Year ended October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	9,550,153	$278,547,986	16,612,668	$444,317,637
Class B	28,014	754,519	71,411	1,773,811
Class C	394,283	10,734,525	565,753	14,000,364
Class R	667,014	19,251,341	1,103,953	29,258,707
Class Y	15,301,823	451,059,973	35,037,135	918,964,925
Class R5	10,343,988	303,825,810	22,915,486	616,373,073
Class R6(b)	264,057	7,963,011	8,072,691	232,732,447

Issued as reinvestment of dividends:
Class A	761,301	21,575,263	884,535	22,608,705
Class B	7,035	184,937	11,852	281,496
Class C	20,481	539,065	28,863	686,093
Class R	25,521	716,367	42,777	1,083,548
Class Y	514,305	14,595,975	347,894	8,899,120
Class R5	544,290	15,626,550	844,709	21,844,184
Class R6	106,058	3,042,814	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	86,633	2,559,823	291,534	7,771,380
Class B	(93,593)	(2,559,823)	(314,740)	(7,771,380)

Reacquired:(c)
Class A	(8,995,470)	(262,122,875)	(19,338,411)	(517,692,023)
Class B	(216,075)	(5,823,212)	(393,138)	(9,769,403)
Class C	(649,677)	(17,538,350)	(1,399,533)	(34,486,842)
Class R	(720,058)	(20,808,636)	(2,226,283)	(57,988,033)
Class Y	(5,544,984)	(161,636,545)	(11,123,652)	(298,444,429)
Class R5	(6,205,553)	(182,704,671)	(32,738,845)	(883,498,658)
Class R6	(440,532)	(12,991,720)	(100,063)	(2,853,667)
Net increase in share activity	15,749,014	$464,792,127	19,196,596	$508,091,055

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 24, 2012.
(c)	Net of redemption fees of $21,765 allocated among the classes based on relative net assets of each class for the year ended October 31, 2012.

15                         Invesco International Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(e)	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/13	$27.96	$0.14	$2.54	$2.68	$(0.29)	$—	$(0.29)	$30.35	9.65%	$2,357,218	1.34	%(d)	1.35	%(d)	0.99	%(d)	10%
Year ended 10/31/12	26.43	0.26	1.59	1.85	(0.32)	—	(0.32)	27.96	7.13	2,132,503	1.37		1.38		0.99		21
Year ended 10/31/11	26.99	0.36	(0.65)	(0.29)	(0.27)	—	(0.27)	26.43	(1.10)	2,056,979	1.38		1.39		1.29		25
Year ended 10/31/10	23.41	0.21	3.66	3.87	(0.29)	—	(0.29)	26.99	16.68	1,958,940	1.43		1.44		0.85		25
Year ended 10/31/09	19.04	0.24	4.52	4.76	(0.39)	—	(0.39)	23.41	25.65	1,734,895	1.49		1.51		1.24		26
Year ended 10/31/08	36.57	0.40	(15.91)	(15.51)	(0.18)	(1.84)	(2.02)	19.04	(47.34)	1,452,469	1.44		1.45		1.38		38
Class B
Six months ended 04/30/13	25.81	0.03	2.34	2.37	(0.11)	—	(0.11)	28.07	9.22	41,101	2.09	(d)	2.10	(d)	0.24	(d)	10
Year ended 10/31/12	24.41	0.06	1.47	1.53	(0.13)	—	(0.13)	25.81	6.31	44,873	2.12		2.13		0.24		21
Year ended 10/31/11	24.95	0.14	(0.60)	(0.46)	(0.08)	—	(0.08)	24.41	(1.85)	57,683	2.13		2.14		0.54		25
Year ended 10/31/10	21.68	0.02	3.40	3.42	(0.15)	—	(0.15)	24.95	15.83	51,950	2.18		2.19		0.10		25
Year ended 10/31/09	17.52	0.09	4.20	4.29	(0.13)	—	(0.13)	21.68	24.72	61,649	2.24		2.26		0.49		26
Year ended 10/31/08	33.88	0.17	(14.69)	(14.52)	—	(1.84)	(1.84)	17.52	(45.03)	77,465	2.19		2.20		0.63		38
Class C
Six months ended 04/30/13	25.83	0.03	2.35	2.38	(0.11)	—	(0.11)	28.10	9.25	138,655	2.09	(d)	2.10	(d)	0.24	(d)	10
Year ended 10/31/12	24.43	0.06	1.47	1.53	(0.13)	—	(0.13)	25.83	6.31	133,529	2.12		2.13		0.24		21
Year ended 10/31/11	24.97	0.14	(0.60)	(0.46)	(0.08)	—	(0.08)	24.43	(1.85)	145,944	2.13		2.14		0.54		25
Year ended 10/31/10	21.70	0.02	3.40	3.42	(0.15)	—	(0.15)	24.97	15.81	142,898	2.18		2.19		0.10		25
Year ended 10/31/09	17.53	0.09	4.21	4.30	(0.13)	—	(0.13)	21.70	24.76	139,000	2.24		2.26		0.49		26
Year ended 10/31/08	33.91	0.17	(14.71)	(14.54)	—	(1.84)	(1.84)	17.53	(45.05)	125,172	2.19		2.20		0.63		38
Class R
Six months ended 04/30/13	27.64	0.11	2.51	2.62	(0.23)	—	(0.23)	30.03	9.53	95,555	1.59	(d)	1.60	(d)	0.74	(d)	10
Year ended 10/31/12	26.13	0.20	1.57	1.77	(0.26)	—	(0.26)	27.64	6.85	88,726	1.62		1.63		0.74		21
Year ended 10/31/11	26.70	0.28	(0.64)	(0.36)	(0.21)	—	(0.21)	26.13	(1.38)	112,091	1.63		1.64		1.04		25
Year ended 10/31/10	23.18	0.15	3.62	3.77	(0.25)	—	(0.25)	26.70	16.36	115,237	1.68		1.69		0.60		25
Year ended 10/31/09	18.80	0.20	4.49	4.69	(0.31)	—	(0.31)	23.18	25.44	63,544	1.74		1.76		0.99		26
Year ended 10/31/08	36.18	0.32	(15.74)	(15.42)	(0.12)	(1.84)	(1.96)	18.80	(44.78)	34,821	1.69		1.70		1.13		38
Class Y
Six months ended 04/30/13	28.05	0.18	2.53	2.71	(0.34)	—	(0.34)	30.42	9.77	1,900,675	1.09	(d)	1.10	(d)	1.24	(d)	10
Year ended 10/31/12	26.53	0.33	1.59	1.92	(0.40)	—	(0.40)	28.05	7.39	1,464,295	1.12		1.13		1.24		21
Year ended 10/31/11	27.08	0.42	(0.64)	(0.22)	(0.33)	—	(0.33)	26.53	(0.83)	741,428	1.13		1.14		1.54		25
Year ended 10/31/10	23.48	0.27	3.67	3.94	(0.34)	—	(0.34)	27.08	16.94	173,313	1.18		1.19		1.10		25
Year ended 10/31/09	19.04	0.32	4.52	4.84	(0.40)	—	(0.40)	23.48	26.05	62,343	1.24		1.26		1.49		26
Year ended 10/31/08(f)	22.36	0.02	(3.34)	(3.32)	—	—	—	19.04	(14.85)	2,537	1.25	(g)	1.27	(g)	1.57	(g)	38
Class R5
Six months ended 04/30/13	28.39	0.20	2.57	2.77	(0.37)	—	(0.37)	30.79	9.86	1,538,454	0.96	(d)	0.97	(d)	1.37	(d)	10
Year ended 10/31/12	26.86	0.37	1.61	1.98	(0.45)	—	(0.45)	28.39	7.52	1,285,743	0.99		1.00		1.37		21
Year ended 10/31/11	27.41	0.48	(0.66)	(0.18)	(0.37)	—	(0.37)	26.86	(0.68)	1,457,494	0.97		0.98		1.70		25
Year ended 10/31/10	23.77	0.31	3.72	4.03	(0.39)	—	(0.39)	27.41	17.12	1,228,916	1.02		1.03		1.26		25
Year ended 10/31/09	19.36	0.35	4.58	4.93	(0.52)	—	(0.52)	23.77	26.32	917,297	1.01		1.03		1.72		26
Year ended 10/31/08	37.14	0.52	(16.17)	(15.65)	(0.29)	(1.84)	(2.13)	19.36	(44.38)	526,647	1.03		1.04		1.79		38
Class R6
Six months ended 04/30/13	28.38	0.21	2.57	2.78	(0.39)	—	(0.39)	30.77	9.88	243,177	0.90	(d)	0.91	(d)	1.43	(d)	10
Year ended 10/31/12(f)	28.83	0.04	(0.49)	(0.45)	—	—	—	28.38	(1.56)	226,291	0.92	(g)	0.93	(g)	1.44	(g)	21

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $690,712,747 and sold of $131,009,072 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen International Advantage Fund and Invesco Van Kampen International Growth Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,250,947, $43,848, $136,212, $93,205, $1,661,739, $1,435,362 and $232,100 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the fiscal years prior to October 31, 2012.
(f)	Commencement date of October 3, 2008 and September 24, 2012 for Class Y shares and Class R6 shares, respectively.
(g)	Annualized.

16                         Invesco International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,096.50	$6.97	$1,018.15	$6.71	1.34%
B	1,000.00	1,092.20	10.84	1,014.43	10.44	2.09
C	1,000.00	1,092.50	10.84	1,014.43	10.44	2.09
R	1,000.00	1,095.30	8.26	1,016.91	7.95	1.59
Y	1,000.00	1,097.70	5.67	1,019.39	5.46	1.09
R5	1,000.00	1,098.60	5.00	1,020.03	4.81	0.96
R6	1,000.00	1,098.80	4.68	1,020.33	4.51	0.90

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco International Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	IGR-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2013

Invesco Select Opportunities Fund
Nasdaq:
A: IZSAX ■ C: IZSCX ■ R: IZSRX ■ Y: IZSYX ■ R5: IZSIX ■ R6: IZFSX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
5	Financial Statements
7	Notes to Financial Statements
12	Financial Highlights
13	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/12 to 4/30/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	15.94%
Class C Shares	15.63
Class R Shares	15.74
Class Y Shares	16.13
Class R5 Shares	16.13
Class R6 Shares	16.04
MSCI World Index ND▼ (Broad Market Index)	14.67
MSCI World Small Cap Index ND▼ (Style-Specific Index)	16.37
Lipper Global Small/Mid-Cap Funds Classification Average■ (Peer Group)	13.07

Source(s): ▼Invesco, MSCI via FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI World IndexSM ND is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return which withholds applicable taxes for non-resident investors.

    The MSCI World Small Cap Index ND is an unmanaged index considered representative of small-cap stocks of global developed markets. The index is computed using the net return which withholds applicable taxes for non-resident investors.

    The Lipper Global Small/Mid-Cap Funds Classification Average represents an average of all funds in the Lipper Global Small/Mid-Cap Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns As of 4/30/13, including maximum applicable sales charges
Class A Shares
Inception (8/3/12)	16.49%
Class C Shares
Inception (8/3/12)	21.80%
Class R Shares
Inception (8/3/12)	23.03%
Class Y Shares
Inception (8/3/12)	23.56%
Class R5 Shares
Inception (8/3/12)	23.57%
Class R6 Shares
Inception	23.47%

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Cumulative Total Returns As of 3/31/13, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (8/3/12)	14.57%
Class C Shares
Inception (8/3/12)	19.77%
Class R Shares
Inception (8/3/12)	21.00%
Class Y Shares
Inception (8/3/12)	21.43%
Class R5 Shares
Inception (8/3/12)	21.43%
Class R6 Shares
Inception	21.43%

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.51%, 2.26%, 1.76%, 1.26%, 1.26% and 1.26%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 2.76%, 3.51%, 3.01%, 2.51%, 2.39% and 2.35%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2014. See current prospectus for more information.

2                         Invesco Select Opportunities Fund

Letters to Shareholders

Dear Fellow Shareholders:

No one likes uncertainty, especially financial markets. But even in these uncertain times, it appears that investors are still approaching the market with cautious optimism, with some taking on more risk in order to refocus on their long-term savings goals.

    Maybe this describes you, or perhaps you have been sitting on the sidelines thinking about getting back into the market, but are still a bit hesitant to act because of market uncertainty. Clearly, risk remains a primary focus for investors of all types. As Trustees of the Invesco Funds, one of our primary responsibilities is to ensure your Fund’s adviser is cognizant of the risks in each of the funds it manages. A thoughtful risk management plan may help investors navigate through market turbulence or an economic downturn. This is why we make risk management a critical element of our annual contract renewal process, like the one we complete with Invesco every year.

    You can be sure your Board remains committed to doing its part in helping you along the way.

In addition to ensuring that your Fund’s adviser is focused on the risks in the funds it manages, we also remain committed to managing fund costs and working with your Fund’s adviser to provide a compelling and diversified product offering to potentially meet your investing goals.

    Let me close by thanking Carl Frischling upon his retirement from the Invesco Funds Board for his 35 years of distinguished service and unwavering commitment to our funds’ shareholders. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your investment needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report contains performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Timely insight and information from many of Invesco’s investment professionals is available at our website, invesco.com/us. We offer in-depth articles, video clips and audio commentaries from many of our portfolio managers and other investment professionals on a wide range of topics of interest to investors. At invesco.com/us, you also can access information about your Invesco account at any time.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing®, and it guides the way we:

     ■Manageinvestments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■	Provide choices - We offer equity, fixed income, asset allocation and alternative strategies so you and your financial adviser can build an investment portfolio designed for your individual needs and goals.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

    If you have a question about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                        Invesco Select Opportunities Fund

Schedule of Investments(a)

April 30, 2013

(Unaudited)

	Shares	Value
Common Stocks–71.29%
Advertising–4.10%
Ipsos (France)	6,600	$221,216

Aerospace & Defense–3.18%
Cubic Corp.	3,995	171,665

Communications Equipment–3.82%
Aastra Technologies Ltd. (Canada)	10,978	205,960

Data Processing & Outsourced Services–11.00%
Alliance Data Systems Corp.(b)	1,256	215,743
Global Payments Inc.	4,627	214,693
Lender Processing Services, Inc.	5,881	163,139
		593,575

Education Services–1.83%
American Public Education Inc.(b)	2,952	98,981

Electrical Components & Equipment–2.28%
Kendrion N.V. (Netherlands)	4,998	122,893

Electronic Equipment & Instruments–3.04%
Hollysys Automation Technologies Ltd. (China)(b)	13,638	164,201

Health Care Distributors–5.00%
United Drug PLC (Ireland)	57,338	269,789

Health Care Supplies–2.92%
Alere, Inc.(b)	6,141	157,701

Industrial Conglomerates–3.08%
DCC PLC (Ireland)	4,537	166,052

Industrial Machinery–2.95%
Aalberts Industries N.V. (Netherlands)	7,100	159,347

Insurance Brokers–2.03%
Charles Taylor PLC (United Kingdom)	39,867	109,615

IT Consulting & Other Services–3.21%
Booz Allen Hamilton Holding Corp.	11,400	173,166

	Shares	Value
Leisure Products–1.07%
MEGA Brands Inc. (Canada(b)	3,944	$57,453

Life Sciences Tools & Services–1.57%
Biotage AB (Sweden)	62,766	84,752

Oil & Gas Equipment & Services–5.00%
ION Geophysical Corp.(b)	29,474	183,918
Prosafe S.E. (Norway)	8,900	85,776
		269,694

Oil & Gas Exploration & Production–2.89%
Ultra Petroleum Corp.(b)	7,279	155,771

Property & Casualty Insurance–2.04%
Euler Hermes S.A. (France)	1,153	110,091

Restaurants–1.94%
Fairwood Holdings Ltd. (Hong Kong)	49,000	104,566

Semiconductors–3.87%
International Rectifier Corp.(b)	9,846	208,834

Systems Software–2.99%
Rovi Corp.(b)	6,886	161,064

Trading Companies & Distributors–1.48%
Grafton Group PLC (Ireland)	11,482	79,858
Total Common Stocks (Cost $3,278,294)		3,846,244

Money Market Funds–32.00%
Liquid Assets Portfolio–Institutional Class(c)	863,021	863,021
Premier Portfolio–Institutional Class(c)	863,021	863,021
Total Money Market Funds (Cost $1,726,042)		1,726,042
TOTAL INVESTMENTS–103.29% (Cost $5,004,336)		5,572,286
OTHER ASSETS LESS LIABILITIES–(3.29)%		(177,325)
NET ASSETS–100.00%		$5,394,961

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By country, based on Net Assets

as of April 30, 2013

United States	35.3%
Ireland	9.6
France	6.1
Netherlands	5.2
Canada	4.9
China	3.1
United Kingdom	2.0
Countries each less than 2.0% of portfolio	5.1
Money Market Funds Plus Other Assets Less Liabilities	28.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Select Opportunities Fund

Statement of Assets and Liabilities

April 30, 2013

(Unaudited)

Assets:
Investments, at value (Cost $3,278,294)	$3,846,244
Investments in affiliated money market funds, at value and cost	1,726,042
Total investments, at value (Cost $5,004,336)	5,572,286
Foreign currencies, at value (Cost $15,567)	15,549
Receivable for:
Fund shares sold	2,086
Dividends	14,731
Investment for trustee deferred compensation and retirement plans	2,624
Other assets	44,466
Total assets	5,651,742

Liabilities:
Payable for:
Investments purchased	211,142
Accrued fees to affiliates	13,521
Accrued trustees’ and officers’ fees and benefits	1,735
Accrued other operating expenses	27,759
Trustee deferred compensation and retirement plans	2,624
Total liabilities	256,781
Net assets applicable to shares outstanding	$5,394,961

Net assets consist of:
Shares of beneficial interest	$4,795,584
Undistributed net investment income	(3,701)
Undistributed net realized gain	34,960
Unrealized appreciation	568,118
$5,394,961

Net Assets:
Class A	$2,535,679
Class C	$112,390
Class R	$37,888
Class Y	$2,656,670
Class R5	$41,071
Class R6	$11,263

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	208,784
Class C	9,292
Class R	3,125
Class Y	218,358
Class R5	3,375
Class R6	926
Class A:
Net asset value per share	$12.14
Maximum offering price per share
(Net asset value of $12.14 ÷ 94.50%)	$12.85
Class C:
Net asset value and offering price per share	$12.10
Class R:
Net asset value and offering price per share	$12.12
Class Y:
Net asset value and offering price per share	$12.17
Class R5:
Net asset value and offering price per share	$12.17
Class R6:
Net asset value and offering price per share	$12.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Select Opportunities Fund

Statement of Operations

For the six months ended April 30, 2013

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,152)	$24,130
Dividends from affiliated money market funds	580
Total investment income	24,710

Expenses:
Advisory fees	14,326
Administrative services fees	24,794
Custodian fees	3,412
Distribution fees:
Class A	2,346
Class C	352
Class R	31
Transfer agent fees — A, B, C, R and Y	1,600
Transfer agent fees — R5	10
Transfer agent fees — R6	5
Trustees’ and officers’ fees and benefits	12,805
Registration and filing fees	56,729
Professional services fees	26,935
Other	12,869
Total expenses	156,214
Less: Fees waived and expenses reimbursed	(131,671)
Net expenses	24,543
Net investment income	167

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	36,582
Foreign currencies	(1,237)
35,345
Change in net unrealized appreciation of:
Investment securities	453,685
Foreign currencies	122
453,807
Net realized and unrealized gain	489,152
Net increase in net assets resulting from operations	$489,319

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Select Opportunities Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2013 and the year ended October 31, 2012

(Unaudited)

	April 30, 2013	October 31, 2012
Operations:
Net investment income	$167	$203
Net realized gain	35,345	9,977
Change in net unrealized appreciation	453,807	114,311
Net increase in net assets resulting from operations	489,319	124,491

Distributions to shareholders from net investment income:
Class A	(9,673)	—
Class C	(244)	—
Class R	(76)	—
Class Y	(7,928)	—
Class R5	(78)	—
Class R6	(73)	—
Total distributions from net investment income	(18,072)	—

Distributions to shareholders from net realized gains:
Class A	(11,089)	—
Class C	(296)	—
Class R	(88)	—
Class Y	(8,938)	—
Class R5	(89)	—
Class R6	(82)	—
Total distributions from net realized gains	(20,582)	—

Share transactions–net:
Class A	1,111,988	1,124,851
Class C	14,357	90,586
Class R	25,000	10,010
Class Y	1,408,357	986,510
Class R5	28,136	10,010
Class R6	—	10,000
Net increase in net assets resulting from share transactions	2,587,838	2,231,967
Net increase in net assets	3,038,503	2,356,458

Net assets:
Beginning of period	2,356,458	—
End of period (includes undistributed net investment income of $(3,701) and $14,204, respectively)	$5,394,961	$2,356,458

Notes to Financial Statements

April 30, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Select Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund’s investment objective is long-term growth of capital.

7                         Invesco Select Opportunities Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

8                         Invesco Select Opportunities Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

9                         Invesco Select Opportunities Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.51%, 2.26%, 1.76%, 1.26%, 1.26% and 1.26%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2014.

Further, the Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2013, the Adviser waived advisory fees and reimbursed fund level expenses of $130,056 and reimbursed class level expenses of $845, $32, $6, $717, $10 and $5 for Class A, Class C, Class R, Class Y Class R5 and Class R6 shares, respectively.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2013, IDI advised the Fund that IDI retained $885 in front-end sales commissions from the sale of Class A shares and $31 from Class C shares for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

10                         Invesco Select Opportunities Fund

The following is a summary of the tiered valuation input levels, as of April 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Canada	$263,413	$—	$—	$263,413
China	164,201	—	—	164,201
France	331,307	—	—	331,307
Hong Kong	104,566	—	—	104,566
Ireland	515,699	—	—	515,699
Netherlands	122,893	159,347	—	282,240
Norway	—	85,776	—	85,776
Sweden	84,752	—	—	84,752
United Kingdom	109,615	—	—	109,615
United States	3,630,717	—	—	3,630,717
	$5,327,163	$245,123	$—	$5,572,286

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2012.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2013 was $1,850,426 and $138,049, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$586,047
Aggregate unrealized (depreciation) of investment securities	(18,097)
Net unrealized appreciation of investment securities	$567,950

Cost of investments is the same for tax and financial reporting purposes.

11                         Invesco Select Opportunities Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended April 30, 2013(a)		August 3, 2012 (commencement date) to October 31, 2012
	Shares	Amount	Shares	Amount
Sold:
Class A	109,761	$1,261,299	111,561	$1,124,935
Class C	9,080	103,992	8,462	90,586
Class R	2,124	25,000	1,001	10,010
Class Y	122,393	1,440,218	98,638	986,510
Class R5	2,374	28,136	1,001	10,010
Class R6(b)	—	—	926	10,000

Issued as reinvestment of dividends:
Class A	321	3,496	—	—
Class C	35	379	—	—
Class Y	38	416	—	—

Reacquired:
Class A	(12,852)	(152,807)	(7)	(84)
Class C	(8,285)	(90,014)	—	—
Class Y	(2,711)	(32,277)	—	—
Net increase in share activity	222,278	$2,587,838	221,582	$2,231,967

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 45% of the outstanding shares of the Fund are owned by the Adviser.
(b)	Commencement date of September 24, 2012.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/13	$10.63	$(0.01)	$1.69	$1.68	$(0.08)	$(0.09)	$(0.17)	$12.14	15.94%	$2,536	1.47	%(d)	8.82	%(d)	(0.09	)%(d)	6%
Period ended 10/31/12(e)	10.00	(0.00)	0.63	0.63	—	—	—	10.63	6.30	1,186	1.48	(f)	15.54	(f)	(0.07	)(f)	7
Class C
Six months ended 04/30/13	10.62	(0.05)	1.69	1.64	(0.07)	(0.09)	(0.16)	12.10	15.63	112	2.22	(d)	9.57	(d)	(0.84	)(d)	6
Period ended 10/31/12(e)	10.00	(0.02)	0.64	0.62	—	—	—	10.62	6.20	90	2.23	(f)	16.29	(f)	(0.82	)(f)	7
Class R
Six months ended 04/30/13	10.63	(0.02)	1.68	1.66	(0.08)	(0.09)	(0.17)	12.12	15.74	38	1.72	(d)	9.07	(d)	(0.34	)(d)	6
Period ended 10/31/12(e)	10.00	(0.01)	0.64	0.63	—	—	—	10.63	6.30	11	1.73	(f)	15.79	(f)	(0.32	)(f)	7
Class Y
Six months ended 04/30/13	10.64	0.01	1.69	1.70	(0.08)	(0.09)	(0.17)	12.17	16.13	2,657	1.22	(d)	8.57	(d)	0.16	(d)	6
Period ended 10/31/12(e)	10.00	0.00	0.64	0.64	—	—	—	10.64	6.40	1,049	1.23	(f)	15.29	(f)	0.18	(f)	7
Class R5
Six months ended 04/30/13	10.64	0.01	1.69	1.70	(0.08)	(0.09)	(0.17)	12.17	16.13	41	1.22	(d)	8.58	(d)	0.16	(d)	6
Period ended 10/31/12(e)	10.00	0.00	0.64	0.64	—	—	—	10.64	6.40	11	1.23	(f)	15.35	(f)	0.18	(f)	7
Class R6
Six months ended 04/30/13	10.64	0.01	1.68	1.69	(0.08)	(0.09)	(0.17)	12.16	16.04	11	1.22	(d)	8.58	(d)	0.16	(d)	6
Period ended 10/31/12(e)	10.80	0.00	(0.16)	(0.16)	—	—	—	10.64	(1.48)	10	1.23	(f)	11.37	(f)	0.18	(f)	7

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,893, $71, $13, $1,605, $19, and $11 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of August 3, 2012 for Class A, Class C, Class R, Class Y, Class R5 and September 24, 2012 for Class R6 shares.
(f)	Annualized.

12                         Invesco Select Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2012 through April 30, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/12)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/13)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,159.40	$7.87	$1,017.50	$7.35	1.47%
C	1,000.00	1,156.30	11.87	1,013.79	11.08	2.22
R	1,000.00	1,157.40	9.20	1,016.27	8.60	1.72
Y	1,000.00	1,161.30	6.54	1,018.74	6.11	1.22
R5	1,000.00	1,161.30	6.54	1,018.74	6.11	1.22
R6	1,000.00	1,160.40	6.54	1,018.74	6.11	1.22

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2012 through April 30, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

13                         Invesco Select Opportunities Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	SOPP-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of May 23, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor Principal Executive Officer

Date: July 8, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor Principal Executive Officer

Date: July 8, 2013

By:	/s/ Sheri Morris
Sheri Morris Principal Financial Officer

Date: July 8, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.